UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John H. Chilton Esq.

Sullivan & Worcester LLP 1666 K Street NW Washington, D.C. 20006
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)
The Jamestown Equity Fund

(JAMEX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Jamestown Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/jamestown/. You can also request this information by contacting us at (866) 738-1126.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jamestown Equity Fund (The)	$50	0.95%

How did the Fund perform during the reporting period?

   For the six-month period ending September 30, 2024, The Jamestown Equity Fund return of 11.30% compared to 10.42% for the S&P 500® Index. Sector allocation was a minor detractor for the six months, while stock selection was responsible for the outperformance. The primary drivers of the positive contribution from security selection were in the Industrials, Communications and Technology sectors, partially offset by slight underperformance in the Utilities and Energy sectors.

   For the six months ended September 30, 2024, equity markets delivered strong performance as decent economic and earnings news bolstered the soft-landing thesis, while inflation readings clearly pointed to the start of a Fed rate cut cycle, which began with a 50-bps rate cut to the Fed Funds rate in September. The fixed income market anticipated the interest rate cut from the Fed and longer-term interest rates were down across the curve in the past six months, further supporting the equity market.

   While the first half on calendar 2024 was dominated by large capitalization growth-oriented equites including the Technology and Communications sectors, equity markets began to broaden out in the third calendar quarter as investors anticipated the Fed beginning the interest rate cut cycle. In the quarter ending September 30, 2024, Technology was flat, and the Utilities sector was the best performing sector in the S&P 500®. Small and mid-cap stocks started to perform better in the third calendar quarter.

   The Jamestown Fund remains well diversified across sector allocations. At the end of September 2024, 97.60% of the Fund was invested in a diversified portfolio of equities, while the Fund had 2.40% in cash. The Fund was slightly overweight the Communications, Consumer Staples, Energy and Technology sectors and underweight the Consumer Discretionary, Financials, Health Care, Materials, Utilities and Real Estate sectors at the end of the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$45,000
$35,000
$25,000
$15,000
$5,000
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Jamestown Equity Fund (The) - $31,104
S&P 500® Index - $35,098

	Jamestown Equity Fund (The)	S&P 500® Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,431	$9,939
Sep-2016	$10,227	$11,472
Sep-2017	$11,779	$13,607
Sep-2018	$13,759	$16,044
Sep-2019	$14,206	$16,727
Sep-2020	$16,516	$19,260
Sep-2021	$21,921	$25,040
Sep-2022	$18,521	$21,165
Sep-2023	$22,714	$25,741
Sep-2024	$31,104	$35,098

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Jamestown Equity Fund (The)	11.30%	36.93%	16.97%	12.02%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$58,564,114
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$177,741
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.0%
Exchange-Traded Funds	10.5%
Money Market Funds	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 26.0%
Exchange-Traded Funds 10.5%
Financials 10.4%
Industrials 9.8%
Communications 9.5%
Health Care 8.9%
Consumer Discretionary 7.2%
Consumer Staples 6.4%
Energy 5.2%
Money Market Funds 2.5%
Utilities 2.0%
Real Estate 1.7%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.7%
Utilities	2.0%
Money Market Funds	2.5%
Energy	5.2%
Consumer Staples	6.4%
Consumer Discretionary	7.2%
Health Care	8.9%
Communications	9.5%
Industrials	9.8%
Financials	10.4%
Exchange-Traded Funds	10.5%
Technology	26.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	5.4%
Microsoft Corporation	5.0%
Meta Platforms, Inc. - Class A	4.7%
NVIDIA Corporation	4.3%
Vanguard Information Technology ETF	3.5%
Amazon.com, Inc.	3.5%
Alphabet, Inc. - Class C	2.9%
JPMorgan Chase & Company	2.8%
Oracle Corporation	2.6%
Broadcom, Inc.	2.4%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

The Jamestown Equity Fund (JAMEX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/jamestown/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-JAMEX

The Government Street Equity Fund

(GVEQX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Government Street Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Equity Fund (The)	$45	0.85%

How did the Fund perform during the reporting period?

     Good performance in the Fund was primarily the result of continued outperformance of the Technology sector and individual growth type securities spread across four other industrial classifications. Value type securities included in sectors such as utilities, consumer staples, materials and financials continued to languish.

     The current elevated performance focus of technologicaly related advances continued to accentuate securities associated with almost all segments of Artificial Intelligence. Hardware, software, security services, data center development and new demands for energy supplies dominated individual stock performance. Additionally, outsized investment returns of sectors and segments were concentrated primarily in the large to mega capitalization companies.

     To further emphasize the semi annual performance of the Fund’s achievement during the covered period the following statistics are offered to relate to information in other parts of this report overview. The Technology sector performance was a positive 20.99%. A sample of securities in the Technology Sector, NVIDIA Corporation +34.03%, Apple, Inc. +36.21%, Palantir Technology +61.67%, Oracle Corporation +36.52% and IBM, Inc +21.58% are samples of outstanding results. The Fund ended the semi annual period holding 76 individual stocks, 2 broadly diversified Exchange Traded Funds and 1 Money Market Fund used to provide liquidity.

Note: The investment performances listed for economic sectors and securities in the preceding paragraph is extracted from an in-house independent time weighted rates of return computation by the Addepar portfolio accounting system. The calculations are gross investment returns. Total investment returns are for the six months ended September 30, 2024.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$45,000
$35,000
$25,000
$15,000
$5,000
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Government Street Equity Fund (The) - $33,408
S&P 500® Index - $35,098

	Government Street Equity Fund (The)	S&P 500® Index
Sep-2014	$10,000	$10,000
Sep-2015	$9,848	$9,939
Sep-2016	$10,763	$11,472
Sep-2017	$12,669	$13,607
Sep-2018	$14,781	$16,044
Sep-2019	$15,383	$16,727
Sep-2020	$18,375	$19,260
Sep-2021	$23,643	$25,040
Sep-2022	$20,024	$21,165
Sep-2023	$23,798	$25,741
Sep-2024	$33,408	$35,098

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Government Street Equity Fund (The)	12.30%	40.38%	16.78%	12.82%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$93,271,004
  Number of Portfolio Holdings78
  Advisory Fee $259,629
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	90.1%
Exchange-Traded Funds	6.0%
Money Market Funds	3.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 29.6%
Financials 13.6%
Industrials 11.9%
Health Care 8.5%
Consumer Discretionary 7.4%
Communications 6.7%
Exchange-Traded Funds 6.0%
Money Market Funds 3.9%
Energy 3.6%
Consumer Staples 3.4%
Materials 2.2%
Real Estate 1.7%
Utilities 1.4%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	1.4%
Real Estate	1.7%
Materials	2.2%
Consumer Staples	3.4%
Energy	3.6%
Money Market Funds	3.9%
Exchange-Traded Funds	6.0%
Communications	6.7%
Consumer Discretionary	7.4%
Health Care	8.5%
Industrials	11.9%
Financials	13.6%
Technology	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	14.3%
JPMorgan Chase & Company	4.4%
Invesco S&P 500® Equal Weight ETF	4.3%
Microsoft Corporation	3.9%
Alphabet, Inc. - Classes A & C	3.4%
Apple, Inc.	3.0%
AbbVie, Inc.	2.4%
Walmart, Inc.	2.4%
Amazon.com, Inc.	2.3%
Lockheed Martin Corporation	2.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

The Government Street Equity Fund (GVEQX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/govstreet/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-GVEQX

The Government Street Opportunities Fund

(GVMCX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about The Government Street Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Opportunities Fund (The)	$52	1.03%

How did the Fund perform during the reporting period?

     Mid Capitalization stocks turned in semi annual performances, as a whole, significantly less than larger capitalization securities. This observation for the current measurement period is illustrated by the S&P 500 Index (+10.42%) and the Russell 3000 Index (+9.65) compared to the S&P 400 MidCap Index (+3.26%). This return disparity was primarily attributable to performance emphasis on Artificial Intelligence focused securities that generally were composed of some of the world’s largest capitalized companies.

     Over longer periods of time the performance disparity is expected to be less or even reversed. Additionally, comparing the two Government Street Funds offerings, it is also readily apparent the comparative sector weightings are significantly different. Generally, the mid capitalization offering can readily be seen to have a greater percentage of value type investments versus growth defined sectors. Value type investments underperformed growth styles by significant returns for the period.

     Artificial Intelligence related securities accounted for much of the performance of the Fund for the current period. Palantir Technologies +60.19%, NVIDIA +34.37%, Interdigital +34.08% and Constellation Energy +38.13% (owner of 3 Mile Island nuclear facility being renovated to serve Microsoft AI data center are examples of outstanding performances). The Fund ended the semi annual period holding 82 individual stocks, 3 broadly diversified Exchange Traded Funds and 1 Money Market Fund used to provide liquidity.

Note: The investment performances listed for economic sectors and securities in the preceding paragraph is extracted from an in-house independent time weighted rates of return computation by the Addepar portfolio accounting system. The calculations are gross investment returns. Total investment returns are for the six months ended September 30, 2024.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Government Street Opportunities Fund (The) - $31,851
Russell 3000® Total Return Index - $33,432
S&P MidCap 400® Index - $26,703

	Government Street Opportunities Fund (The)	Russell 3000® Total Return Index	S&P MidCap 400® Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,174	$9,951	$10,140
Sep-2016	$11,605	$11,440	$11,694
Sep-2017	$13,887	$13,579	$13,742
Sep-2018	$15,689	$15,967	$15,695
Sep-2019	$16,608	$16,433	$15,304
Sep-2020	$17,765	$18,898	$14,973
Sep-2021	$24,521	$24,921	$21,514
Sep-2022	$21,611	$20,528	$18,233
Sep-2023	$24,832	$24,729	$21,062
Sep-2024	$31,851	$33,432	$26,703

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Government Street Opportunities Fund (The)	3.56%	28.26%	13.91%	12.28%
Russell 3000® Total Return Index	9.65%	35.19%	15.26%	12.83%
S&P MidCap 400® Index	3.26%	26.79%	11.78%	10.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$77,122,777
  Number of Portfolio Holdings85
  Advisory Fee $276,114
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.9%
Exchange-Traded Funds	11.8%
Money Market Funds	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
19.0%
Technology
18.6%
Industrials
15.3%
Exchange-Traded Funds
11.8%
Health Care
9.9%
Materials
7.9%
Money Market Funds
4.3%
Energy
4.2%
Consumer Discretionary
3.6%
Real Estate
3.0%
Consumer Staples
2.2%
Utilities
0.2%

Value	Value
Utilities	0.2%
Consumer Staples	2.2%
Real Estate	3.0%
Consumer Discretionary	3.6%
Energy	4.2%
Money Market Funds	4.3%
Materials	7.9%
Health Care	9.9%
Exchange-Traded Funds	11.8%
Industrials	15.3%
Technology	18.6%
Financials	19.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	10.3%
SPDR S&P MidCap 400® ETF Trust	5.2%
Vanguard U.S. Value Factor ETF	3.4%
iShares Core S&P Mid-Cap ETF	3.2%
Arthur J. Gallagher & Company	2.9%
Brown & Brown, Inc.	2.7%
Mid-America Apartment Communities, Inc.	2.6%
Waste Connections, Inc.	2.4%
Steel Dynamics, Inc.	2.3%
Nasdaq, Inc.	2.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

The Government Street Opportunities Fund (GVMCX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/govstreet/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-GVMCX

Davenport Core Leaders Fund

(DAVPX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Davenport Core Leaders Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Core Leaders Fund	$45	0.86%

How did the Fund perform during the reporting period?

     The Davenport Core Leaders Fund (DAVPX) gained ground in the third quarter amidst a broadening in the market where sector leadership transitioned from growth to value and the equally weighted S&P 500® Index outpaced growth in the market capitalization weighted index.

     The Fund’s relative overweight positioning in the financials and the materials sectors benefited third quarter performance as both sectors were significant contributors in the period. Two materials sector leaders, Sherwin-Williams Co (SHW) and Air Products and Chemicals Inc. (APD), rebounded in the quarter on macro and company specific catalysts. Our underweight position in NVIDIA Corp (NVDA) relative to the S&P 500 flipped from being a drag on performance to a contributor as the stock declined during the quarter.

     The Fund’s largest detractor, Novo Nordisk A/S (NVO), experienced a setback in its new drug development pipeline as well as growing concerns regarding the potential trajectory of industry pricing which has weighed on the sector overall. NVO has been a solid performer over time and we remain attracted to the company’s growth potential. Adobe Inc. (ADBE) languished in the quarter despite posting strong third quarter earnings results as investors appeared to focus on some disappointing elements in management’s forward guidance. We continue to find Adobe’s growth strategies attractive as the company builds out new AI enabled capabilities. The Walt Disney Co (DIS) also lagged the market as lingering concerns around the company’s streaming business expanded to include the outlook for growth in Disney’s parks business in the face of attendance pressures.

     Though market dynamics favored other corners of the market during the quarter, the Fund performed well, adding to robust year-to-date gains. We remain committed to applying our process of continual optimization, adding to various positions that pulled back and establishing new positions in leading companies with attractive secular growth potential.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Core Leaders Fund - $29,913
S&P 500® Index - $35,098
$45,000
$35,000
$25,000
$15,000
$5,000
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Davenport Core Leaders Fund	S&P 500® Index
Sep-2014	$10,000	$10,000
Sep-2015	$10,206	$9,939
Sep-2016	$11,341	$11,472
Sep-2017	$13,273	$13,607
Sep-2018	$15,041	$16,044
Sep-2019	$16,269	$16,727
Sep-2020	$17,804	$19,260
Sep-2021	$22,372	$25,040
Sep-2022	$17,977	$21,165
Sep-2023	$21,961	$25,741
Sep-2024	$29,913	$35,098

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Core Leaders Fund	8.63%	36.21%	12.95%	11.58%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,077,625,299
  Number of Portfolio Holdings41
  Advisory Fee $3,775,356
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
32.3%
Communications
15.2%
Health Care
12.9%
Financials
12.2%
Consumer Discretionary
8.6%
Materials
8.3%
Industrials
4.9%
Energy
2.1%
Consumer Staples
1.8%
Money Market Funds
1.8%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.8%
Consumer Staples	1.8%
Energy	2.1%
Industrials	4.9%
Materials	8.3%
Consumer Discretionary	8.6%
Financials	12.2%
Health Care	12.9%
Communications	15.2%
Technology	32.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc. - Class A	5.3%
Amazon.com, Inc.	5.2%
Brookfield Corporation	4.7%
Microsoft Corporation	4.5%
NVIDIA Corporation	4.0%
Apple, Inc.	3.4%
UnitedHealth Group, Inc.	3.4%
Air Products & Chemicals, Inc.	3.2%
Adobe, Inc.	3.1%
Danaher Corporation	3.0%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Davenport Core Leaders Fund -  (DAVPX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-DAVPX

Davenport Value & Income Fund

(DVIPX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Davenport Value & Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Value & Income Fund	$45	0.87%

How did the Fund perform during the reporting period?

     Some investors may be surprised that year-to-date, Utilities were the S&P 500® Index’s top-performing sector (+30%). The Davenport Value & Income Fund’s (DVIPX) largest holding is a utility company, NextEra Energy Inc. (NEE). The Fund also maintains significant ownership of consumer staples and real estate companies, two additional sectors that have benefited from declining interest rates. Overall, stock selection helped the Fund’s returns.

     Among the Fund’s top performers for the quarter were a cohort of real-estate and housing-related businesses, several holdings ranging upward 23%-28%. Elsewhere, pharmaceutical giant Bristol-Myers Squibb Co (BMY) +26%, received approval for novel drug Cobenfy and saw improved performance from its portfolio. Oracle (ORCL) +21%, continued to generate robust growth in its cloud business, and new long-term financial targets were comfortably ahead of prevailing Street expectations.

     Intel Corp (INTC) -31% was the worst for the quarter, amid ongoing attempts to claw back share that it’s lost to rivals with better, faster chips. Alphabet Inc. (GOOG) -11%, declined amid consternation that Artificial Intelligence may make its core search business less lucrative. Also declining, FedEx Corp (FDX) -8%, gave back its prior quarter’s gains, while indicating it remains on-track for a decision regarding a potential sale or spin of its freight business. Chevron Corp (CVX) -5%, lagged amid weakness for crude oil prices, even as tensions in the Middle East escalated and as prices for natural gas firmed.

     Six of our Fund holdings raised their dividends during the quarter. The average constituent in our Fund has raised its dividend 10% year over year, with 37 of 42 holdings at quarter end having increased their regular payout to shareholders vs. a year ago. We appreciate companies that are able to deliver growth in revenue, earnings, and cash flows, while sharing more of their cash flow with shareholders through rising dividends and buybacks.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Value & Income Fund - $21,820
S&P 500® Index - $35,098
Russell 1000® Value Index - $24,183
$45,000
$35,000
$25,000
$15,000
$5,000
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Davenport Value & Income Fund	S&P 500® Index	Russell 1000® Value Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,955	$9,939	$9,558
Sep-2016	$11,422	$11,472	$11,105
Sep-2017	$13,208	$13,607	$12,785
Sep-2018	$14,331	$16,044	$13,993
Sep-2019	$14,692	$16,727	$14,553
Sep-2020	$14,147	$19,260	$13,822
Sep-2021	$18,269	$25,040	$18,661
Sep-2022	$15,938	$21,165	$16,540
Sep-2023	$17,368	$25,741	$18,929
Sep-2024	$21,820	$35,098	$24,183

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Value & Income Fund	8.81%	25.63%	8.23%	8.11%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell 1000® Value Index	7.06%	27.76%	10.69%	9.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$916,488,192
  Number of Portfolio Holdings43
  Advisory Fee $3,226,695
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 18.7%
Industrials 16.0%
Health Care 14.8%
Consumer Staples 13.7%
Energy 7.3%
Real Estate 6.5%
Consumer Discretionary 6.2%
Technology 4.4%
Utilities 4.0%
Communications 4.0%
Money Market Funds 3.4%
Other Assets in Excess of Liabilities 1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	3.4%
Communications	4.0%
Utilities	4.0%
Technology	4.4%
Consumer Discretionary	6.2%
Real Estate	6.5%
Energy	7.3%
Consumer Staples	13.7%
Health Care	14.8%
Industrials	16.0%
Financials	18.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NextEra Energy, Inc.	4.0%
Johnson & Johnson	3.5%
Chevron Corporation	3.4%
Philip Morris International, Inc.	3.2%
L3Harris Technologies, Inc.	3.1%
Anheuser-Busch InBev S.A./N.V. - ADR	3.0%
Oracle Corporation	2.8%
Comcast Corporation - Class A	2.6%
Fairfax Financial Holdings Ltd.	2.6%
Bristol-Myers Squibb Company	2.5%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Davenport Value & Income Fund -  (DVIPX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-DVIPX

Davenport Equity Opportunities Fund

(DEOPX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Davenport Equity Opportunities Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Equity Opportunities Fund	$43	0.87%

How did the Fund perform during the reporting period?

     Brookfield Corp (BN) was the Davenport Equity Opportunities Fund’s (DEOPX) top performer during the period, advancing nearly 30%. Following a reset in Q2, Kinsale Capital Group Inc. (KNSL) was also a top contributor for the period. We recently added to the position amid weakness and were pleased to see the shares recover nicely alongside solid results. After languishing for several quarters amid concerns surrounding the DOJ antitrust lawsuit, shares of Live Nation Entertainment Inc. (LYV) finally gained some traction during the quarter, so we added to the position.

     Mobileye Global Inc. (MBLY) traded significantly lower around second quarter results which were impacted by weakening global auto production, core ADAS market share losses in the local China market and a volume downshift with existing SuperVision programs at local Chinese OEMs. Concerns that majority owner Intel (INTC) would be forced to liquidate shares in the open market also weighed on sentiment.

     Throughout the quarter, we elected to trim several names that have benefitted from a backup in interest rates. Specifically, cell tower and datacenter REIT American Tower Corp (AMT), we added to the position late last year with the stock’s valuation very depressed due in part to rising interest rates. We thought this macro risk was obfuscating a strong fundamental story. Since then, the shares are up sharply as results have proved encouraging and interest rates have started to decline. Signs of slowing economic growth have also increased the appeal of predictable growth stories such as AMT. We elected to trim the position following a move higher, but remain attracted to the long-term outlook.

     In sum, we were pleased to see a nice bounce in returns during the quarter. Further, we continue to optimize the overall risk/reward profile of the strategy and remain enthusiastic about the collection of businesses that we own.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Equity Opportunities Fund - $28,280
S&P 500® Index - $35,098
Russell Midcap® Index - $26,396
$45,000
$35,000
$25,000
$15,000
$5,000
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Davenport Equity Opportunities Fund	S&P 500® Index	Russell Midcap® Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,243	$9,939	$9,975
Sep-2016	$11,224	$11,472	$11,397
Sep-2017	$12,930	$13,607	$13,143
Sep-2018	$14,036	$16,044	$14,980
Sep-2019	$16,506	$16,727	$15,458
Sep-2020	$17,920	$19,260	$16,161
Sep-2021	$24,102	$25,040	$22,320
Sep-2022	$18,891	$21,165	$17,991
Sep-2023	$22,516	$25,741	$20,410
Sep-2024	$28,280	$35,098	$26,396

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Equity Opportunities Fund	-1.46%	25.60%	11.37%	10.96%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell Midcap® Index	5.56%	29.33%	11.30%	10.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$899,958,597
  Number of Portfolio Holdings31
  Advisory Fee $3,202,065
  Portfolio Turnover12%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 23.5%
Consumer Discretionary 22.3%
Industrials 19.8%
Health Care 7.1%
Materials 7.1%
Technology 6.1%
Real Estate 6.0%
Money Market Funds 3.8%
Consumer Staples 2.4%
Communications 2.0%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	2.0%
Consumer Staples	2.4%
Money Market Funds	3.8%
Real Estate	6.0%
Technology	6.1%
Materials	7.1%
Health Care	7.1%
Industrials	19.8%
Consumer Discretionary	22.3%
Financials	23.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brookfield Corporation	6.1%
Live Nation Entertainment, Inc.	6.0%
Kinsale Capital Group, Inc.	5.4%
DraftKings, Inc. - Class A	4.1%
Clean Harbors, Inc.	4.0%
Align Technology, Inc.	3.9%
Enovis Corporation	3.9%
O'Reilly Automotive, Inc.	3.8%
Martin Marietta Materials, Inc.	3.7%
Fairfax Financial Holdings Ltd.	3.7%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Davenport Equity Opportunities Fund -  (DEOPX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-DEOPX

Davenport Small Cap Focus Fund

(DSCPX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Davenport Small Cap Focus Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Small Cap Focus Fund	$43	0.88%

How did the Fund perform during the reporting period?

     The Davenport Small Cap Focus Fund (DSCPX) advanced during the third quarter and we remain excited about the overall risk/reward profile of the Fund.

     The backdrop of declining interest rates continued to prove favorable for housing related names. Stewart Information Services Corp (STC) is up nearly 30% on the year alongside investor expectations for improved housing origination activity in response to declining mortgage rates. OUTFRONT Media Inc. (OUT) and Lamar Advertising Co (LAMR) are up 40% and 30%, respectfully, alongside declining interest rates and the increasing likelihood of a “soft landing”. Given these outsized moves, we elected to trim the positions into strength. Kinsale Capital Group Inc. (KNSL) and Monarch Casino & Resort Inc. (MCRI), two names we added to amid weakness last quarter, also contributed as top performers.

     Notable detractors experienced weakness alongside disappointing earnings results and guidance. Though these companies operate in seemingly unrelated sectors, each is dealing with difficulties forecasting results due to various economic cross-currents. Public storage equipment supplier Janus International Group Inc. (JBI), alluded to an abrupt pause in repair and remodel projects within the company’s backlog. Industrial equipment manufacturer Chart Industries Inc. (GTLS) dealt with a push out in the delivery timeline around a large project order that ran into permitting issues. Pool retailer Leslie’s Inc. (LESL), ecommerce platform Etsy Inc. (ETSY), and recycled decking leader Trex Co Inc. (TREX), each dealt with headwinds and volatility in consumer purchasing patterns.

     As we are closing in on the 10th anniversary of the Fund, we elected to use near-term volatility in high conviction names to plant the seeds for future performance and are pleased to have delivered superior returns with lower risk since inception.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Davenport Small Cap Focus Fund - $26,722
Russell 2000® Total Return Index - $21,152
S&P 500® Index - $33,448
$35,000
$25,000
$15,000
$5,000
Dec-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Davenport Small Cap Focus Fund	Russell 2000® Total Return Index	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000
Sep-2015	$9,089	$9,227	$9,471
Sep-2016	$10,660	$10,654	$10,933
Sep-2017	$13,056	$12,864	$12,967
Sep-2018	$14,173	$14,824	$15,290
Sep-2019	$14,883	$13,507	$15,940
Sep-2020	$17,363	$13,559	$18,355
Sep-2021	$23,633	$20,024	$23,863
Sep-2022	$19,481	$15,319	$20,170
Sep-2023	$23,417	$16,687	$24,531
Sep-2024	$26,722	$21,152	$33,448

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 31, 2014)
Davenport Small Cap Focus Fund	-5.79%	14.11%	12.42%	10.61%
S&P 500® Index	10.42%	36.35%	15.98%	13.19%
Russell 2000® Total Return Index	5.69%	26.76%	9.39%	7.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$986,891,942
  Number of Portfolio Holdings33
  Advisory Fee $3,588,881
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Exchange-Traded Funds	2.7%
Money Market Funds	3.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
22.0%
Industrials
15.7%
Financials
11.1%
Real Estate
10.0%
Technology
9.9%
Energy
8.1%
Communications
6.1%
Materials
4.5%
Consumer Staples
4.1%
Money Market Funds
3.0%
Exchange-Traded Funds
2.7%
Health Care
2.7%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Health Care	2.7%
Exchange-Traded Funds	2.7%
Money Market Funds	3.0%
Consumer Staples	4.1%
Materials	4.5%
Communications	6.1%
Energy	8.1%
Technology	9.9%
Real Estate	10.0%
Financials	11.1%
Industrials	15.7%
Consumer Discretionary	22.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Monarch Casino & Resort, Inc.	6.1%
Kinsale Capital Group, Inc.	5.1%
OneSpaWorld Holdings Ltd.	5.1%
Stewart Information Services Corporation	4.4%
Generac Holdings, Inc.	4.3%
ESAB Corporation	4.1%
J & J Snack Foods Corporation	4.1%
Enovis Corporation	3.9%
Outfront Media, Inc.	3.8%
Verra Mobility Corporation	3.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Davenport Small Cap Focus Fund -  (DSCPX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-DSCPX

Davenport Balanced Income Fund

(DBALX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Davenport Balanced Income Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Balanced Income Fund	$48	0.93%

How did the Fund perform during the reporting period?

     The Davenport Balanced Income Fund (DBALX) continued to benefit from attractive interest rates in the third quarter of 2024. The Fund also maintains significant ownership of consumer staples and real estate companies, two additional sectors that have benefited from declining interest rates. The Federal Reserve somewhat surprised markets with a “jumbo” 50 basis point interest rate cut. In response, U.S. Treasury yields fell during the quarter, leading to strong fixed income total return performance as bond prices rose across the portfolio. While credit spreads also experienced a volatile third quarter, they, too, ultimately rallied and helped corporate bond prices appreciate. In light of such robust performance, underpinned by both duration and credit risk composition, our portfolio activity was intentionally subdued. This is not to say that we refrained from acting on advantageous investment opportunities: we introduced a new corporate bond to the Fund – Occidental Petroleum (OXY 5.5% 2034) – whose addition has increased the aggregate Fund yield.

     Among the Fund’s top performers in the equity portion were a cohort of real-estate and housing-related businesses, several holdings ranging upward 23%-28%. Elsewhere, pharmaceutical giant Bristol-Myers Squibb Co (BMY) +26%, received approval for novel drug Cobenfy and saw improved performance from its portfolio. Oracle (ORCL) +21%, continued to generate robust growth in its cloud business, and new long-term financial targets were comfortably ahead of prevailing Street expectations.

     Intel Corp (INTC) -31% was the worst for the quarter, amid ongoing attempts to claw back share that it’s lost to rivals with better, faster chips. Alphabet Inc. (GOOG) -11%, declined amid consternation that Artificial Intelligence may make its core search business less lucrative.

     We are optimistic that a combination of lower interest rates, a “soft landing” for the economy, and reasonable prices for “value” stocks can reinforce recent trends.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Davenport Balanced Income Fund - $16,775
60% Russell 1000 Value/40% Bloomberg U.S. Interm. Govt/Credit - $18,586
Bloomberg U.S. Intermediate Government/Credit Index - $11,913
Morningstar US Moderate Target Allocation NR (USD) - $20,518
Russell 1000 Value Total Return - $23,953
S&P 500 Index - $32,992
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
Dec-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Davenport Balanced Income Fund	60% Russell 1000 Value/40% Bloomberg U.S. Interm. Govt/Credit	Bloomberg U.S. Intermediate Government/Credit Index	Morningstar US Moderate Target Allocation NR (USD)	Russell 1000 Value Total Return	S&P 500 Index
Dec-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,693	$10,778	$10,424	$10,667	$11,000	$10,784
Sep-2017	$11,676	$11,752	$10,447	$11,839	$12,663	$12,790
Sep-2018	$12,168	$12,369	$10,347	$12,833	$13,860	$15,081
Sep-2019	$12,723	$13,125	$11,192	$13,533	$14,414	$15,723
Sep-2020	$12,618	$13,140	$11,899	$14,938	$13,690	$18,105
Sep-2021	$14,947	$15,761	$11,851	$17,475	$18,483	$23,537
Sep-2022	$13,401	$14,090	$10,650	$14,616	$16,383	$19,895
Sep-2023	$14,125	$15,456	$10,884	$16,552	$18,748	$24,196
Sep-2024	$16,775	$18,586	$11,913	$20,518	$23,953	$32,992

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 31, 2015)
Davenport Balanced Income Fund	6.89%	18.76%	5.68%	6.09%
60% Russell 1000 Value/40% Bloomberg U.S. Interm. Govt/Credit	6.20%	20.25%	7.21%	7.34%
Bloomberg U.S. Intermediate Government/Credit Index	4.83%	9.45%	1.26%	2.02%
Morningstar US Moderate Target Allocation NR (USD)	7.63%	23.96%	8.68%	8.56%
Russell 1000 Value Total Return	7.06%	27.76%	10.69%	10.50%
S&P 500 Index	10.42%	36.35%	15.98%	14.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$241,743,496
  Number of Portfolio Holdings78
  Advisory Fee $859,296
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	57.8%
Corporate Bonds	30.2%
Money Market Funds	3.6%
Municipal Bonds	1.1%
U.S. Treasury Obligations	7.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 17.3%
Health Care 13.4%
Consumer Staples 11.9%
Energy 11.0%
Industrials 9.8%
U.S. Treasury Obligations 7.2%
Communications 6.1%
Utilities 5.2%
Technology 4.6%
Consumer Discretionary 4.1%
Real Estate 3.7%
Money Market 3.6%
Municipal Bonds 1.0%
Other Assets in Excess of Liabilities 1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
Municipal Bonds	1.0%
Money Market	3.6%
Real Estate	3.7%
Consumer Discretionary	4.1%
Technology	4.6%
Utilities	5.2%
Communications	6.1%
U.S. Treasury Obligations	7.2%
Industrials	9.8%
Energy	11.0%
Consumer Staples	11.9%
Health Care	13.4%
Financials	17.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NextEra Energy, Inc.	2.2%
Meta Platforms, Inc., 4.950%, due 05/15/33	2.2%
U.S. Treasury Notes, 2.750%, due 06/30/25	2.0%
Chevron Corporation	1.9%
Johnson & Johnson	1.9%
Philip Morris International, Inc.	1.8%
L3Harris Technologies, Inc.	1.7%
U.S. Treasury Notes, 4.625%, due 09/15/26	1.7%
Bank of Montreal, 5.920%, due 09/25/25	1.7%
Anheuser-Busch InBev S.A./N.V. - ADR	1.7%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Davenport Balanced Income Fund (DBALX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Davenport Balanced Income Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

TSR-SAR 093024-DBALX

Davenport Insider Buying Fund

(DBUYX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Davenport Insider Buying Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Insider Buying Fund	$51	1.02%

How did the Fund perform during the reporting period?

     The Davenport Insider Buying Fund (DBUYX) performed well during the quarter as market returns broadened from the momentum/ growth leaders that have driven the S&P 500® Index so far this year. Our all-cap Fund benefited from owning some small and mid-cap holdings in the quarter. We continue to find new ideas to invest in, but with the market near all-time highs and amid heightened uncertainty related to the Fed, elections, and war, there has been less insider buying activity.

     Shares of credit bureau giant TransUnion (TRU) advanced over 40% during the quarter following a positive earnings report and investor positioning towards companies that should benefit from lower interest rates. NextEra Energy Inc. (NEE) continues to benefit from investors’ appetite for anything related to power generation given the seemingly insatiable demand for data centers. Lastly, insurance broker Aon Plc (AON) performed nicely following an earnings report that saw an acceleration in organic growth. Integration of its recently completed NFP acquisition should drive solid earnings growth.

     Our investment in Mobileye Global Inc. (MBLY), has been frustrating but we continue to believe that several major design wins are coming that should propel the shares higher. Charles Schwab Corp (SCHW) shares declined early in the quarter following a mildly disappointing earnings report. It appears an inflection in earnings growth is visible and have been adding to our position on weakness. FedEx Corp (FDX) shares declined towards the end of the quarter following an earnings miss and reduction in annual guidance. Cost savings continue to play a major role at FDX, but were not enough to offset a soft industrial economy.

     We continue to underwrite investment ideas that meet our criteria of fundamentally strong companies with insider buying. Many of our holdings trade at discounts to their historical levels and appear coiled for company and/or industry-specific improvements.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Davenport Insider Buying Fund - $11,307
Russell 1000® Value Index - $12,314
S&P 500® Index - $12,762
$15,000
$10,000
Nov-2023
Sep-2024

	Davenport Insider Buying Fund	Russell 1000® Value Index	S&P 500® Index
Nov-2023	$10,000	$10,000	$10,000
Sep-2024	$11,307	$12,314	$12,762

Average Annual Total Returns

	6 Months	Since Inception (November 30, 2023)
Davenport Insider Buying Fund	-0.22%	13.07%
S&P 500® Index	10.42%	27.62%
Russell 1000® Value Index	7.06%	23.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$95,612,654
  Number of Portfolio Holdings38
  Advisory Fee $327,431
  Portfolio Turnover31%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.1%
Money Market Funds	3.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
21.1%
Technology
19.6%
Health Care
11.8%
Materials
11.0%
Financials
8.9%
Consumer Discretionary
8.5%
Consumer Staples
6.1%
Money Market Funds
3.9%
Utilities
3.8%
Energy
3.7%
Real Estate
1.6%

Value	Value
Real Estate	1.6%
Energy	3.7%
Utilities	3.8%
Money Market Funds	3.9%
Consumer Staples	6.1%
Consumer Discretionary	8.5%
Financials	8.9%
Materials	11.0%
Health Care	11.8%
Technology	19.6%
Industrials	21.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Align Technology, Inc.	3.9%
Mastercard, Inc. - Class A	3.8%
Charles Schwab Corporation (The)	3.8%
NextEra Energy, Inc.	3.8%
EOG Resources, Inc.	3.7%
Air Products & Chemicals, Inc.	3.4%
NIKE, Inc. - Class B	3.3%
Keysight Technologies, Inc.	3.3%
Maximus, Inc.	3.2%
Emerson Electric Company	3.1%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Davenport Insider Buying Fund -  (DBUYX)

Semi-Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-DBUYX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Davenport Core Leaders Fund (DAVPX)

Davenport Value & Income Fund (DVIPX)

Davenport Equity Opportunities Fund (DEOPX)

Davenport Small Cap Focus Fund (DSCPX)

Davenport Balanced Income Fund (DBALX)

Davenport Insider Buying Fund (DBUYX)

FINANCIAL STATEMENTS

September 30, 2024
(Unaudited)

DAVENPORT CORE LEADERS FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS — 98.3%	Shares	Value
Communications — 15.2%
Alphabet, Inc. - Class A	154,884	$25,687,511
Electronic Arts, Inc.	124,226	17,818,977
Meta Platforms, Inc. - Class A	100,693	57,640,701
Spotify Technology S.A. (a)	46,018	16,959,014
Uber Technologies, Inc. (a)	224,988	16,910,098
Walt Disney Company (The)	294,330	28,311,603
		163,327,904
Consumer Discretionary — 8.6%
Amazon.com, Inc. (a)	301,467	56,172,346
Home Depot, Inc. (The)	34,304	13,899,981
TJX Companies, Inc. (The)	189,595	22,284,996
		92,357,323
Consumer Staples — 1.8%
Costco Wholesale Corporation	22,286	19,756,985

Energy — 2.1%
EOG Resources, Inc.	184,565	22,688,576

Financials — 12.2%
Aon plc - Class A	59,578	20,613,392
Berkshire Hathaway, Inc. - Class B (a)	48,057	22,118,715
Brookfield Corporation	951,791	50,587,692
Intercontinental Exchange, Inc.	149,247	23,975,038
Markel Group, Inc. (a)	8,986	14,095,260
		131,390,097
Health Care — 12.9%
Abbott Laboratories	178,474	20,347,821
Danaher Corporation	115,734	32,176,367
Intuitive Surgical, Inc. (a)	23,515	11,552,214
Novo Nordisk A/S - ADR	133,766	15,927,517
UnitedHealth Group, Inc.	61,949	36,220,341
Vertex Pharmaceuticals, Inc. (a)	48,396	22,508,012
		138,732,272
Industrials — 4.9%
Republic Services, Inc.	78,202	15,706,089
Rockwell Automation, Inc.	77,369	20,770,482
Union Pacific Corporation	66,389	16,363,561
		52,840,132
Materials — 8.3%
Air Products & Chemicals, Inc.	116,306	34,628,948
Martin Marietta Materials, Inc.	48,339	26,018,467
Sherwin-Williams Company (The)	75,910	28,972,570
		89,619,985

DAVENPORT CORE LEADERS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.3% (Continued)	Shares	Value
Technology — 32.3%
Accenture plc - Class A	78,405	$27,714,600
Adobe, Inc. (a)	65,286	33,803,785
Advanced Micro Devices, Inc. (a)	137,608	22,578,721
Analog Devices, Inc.	61,163	14,077,888
Apple, Inc.	159,311	37,119,463
Broadcom, Inc.	146,180	25,216,050
Mastercard, Inc. - Class A	59,798	29,528,252
Microsoft Corporation	112,531	48,422,089
NVIDIA Corporation	359,200	43,621,248
Palo Alto Networks, Inc. (a)	51,428	17,578,090
ServiceNow, Inc. (a)	30,875	27,614,291
Visa, Inc. - Class A	77,660	21,352,617
		348,627,094

Total Common Stocks (Cost $582,856,412)		$1,059,340,368

MONEY MARKET FUNDS — 1.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.80% (b) (Cost $19,108,404)	19,108,404	$19,108,404

Total Investments at Value — 100.1% (Cost $601,964,816)		$1,078,448,772

Liabilities in Excess of Other Assets — (0.1%)		(823,473)

Net Assets — 100.0%		$1,077,625,299

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS — 95.6%	Shares	Value
Communications — 4.0%
Comcast Corporation - Class A	566,175	$23,649,130
Walt Disney Company (The)	136,054	13,087,034
		36,736,164
Consumer Discretionary — 6.2%
Genuine Parts Company	114,184	15,949,221
Lowe’s Companies, Inc.	75,071	20,332,980
McDonald’s Corporation	67,919	20,682,015
		56,964,216
Consumer Staples — 13.7%
Anheuser-Busch InBev S.A./N.V. - ADR	413,117	27,385,526
Hershey Company (The)	69,016	13,235,888
Keurig Dr Pepper, Inc.	601,083	22,528,591
PepsiCo, Inc.	97,080	16,508,454
Philip Morris International, Inc.	240,944	29,250,602
Walmart, Inc.	209,055	16,881,191
		125,790,252
Energy — 7.3%
Chevron Corporation	210,481	30,997,537
Enbridge, Inc.	415,078	16,856,317
Schlumberger Ltd.	441,021	18,500,831
		66,354,685
Financials — 18.7%
Berkshire Hathaway, Inc. - Class B (a)	42,548	19,583,143
Brookfield Asset Management Ltd. - Class A	416,718	19,706,594
Brookfield Corporation	417,451	22,187,521
Citigroup, Inc.	230,835	14,450,271
Fairfax Financial Holdings Ltd.	18,747	23,591,037
Fidelity National Financial, Inc.	268,304	16,650,946
JPMorgan Chase & Company	89,614	18,896,008
Markel Group, Inc. (a)	11,438	17,941,418
Wells Fargo & Company	328,540	18,559,225
		171,566,163
Health Care — 14.8%
Becton, Dickinson and Company	85,677	20,656,725
Bristol-Myers Squibb Company	445,188	23,034,027
Elevance Health, Inc.	32,827	17,070,040
Johnson & Johnson	196,306	31,813,350
Medtronic plc	252,099	22,696,473
Sanofi - ADR	349,990	20,169,924
		135,440,539

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.6% (Continued)	Shares	Value
Industrials — 16.0%
FedEx Corporation	51,370	$14,058,942
Johnson Controls International plc	290,375	22,536,004
L3Harris Technologies, Inc.	119,534	28,433,552
Norfolk Southern Corporation	87,110	21,646,835
TE Connectivity plc (a)	144,697	21,847,800
United Parcel Service, Inc. - Class B	135,009	18,407,127
Watsco, Inc.	39,678	19,516,815
		146,447,075
Real Estate — 6.5%
Alexandria Real Estate Equities, Inc.	140,900	16,731,875
American Tower Corporation	89,669	20,853,423
Lamar Advertising Company - Class A	166,231	22,208,461
		59,793,759
Technology — 4.4%
HP, Inc.	414,127	14,854,736
Oracle Corporation	148,255	25,262,652
		40,117,388
Utilities — 4.0%
NextEra Energy, Inc.	435,887	36,845,528

Total Common Stocks (Cost $639,974,460)		$876,055,769

MONEY MARKET FUNDS — 3.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.80% (b) (Cost $31,103,194)	31,103,194	$31,103,194

Total Investments at Value — 99.0% (Cost $671,077,654)		$907,158,963

Other Assets in Excess of Liabilities — 1.0%		9,329,229

Net Assets — 100.0%		$916,488,192

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS — 96.3%	Shares	Value
Communications — 2.0%
Take-Two Interactive Software, Inc. (a)	120,367	$18,501,612

Consumer Discretionary — 22.3%
Cannae Holdings, Inc.	693,855	13,224,876
CarMax, Inc. (a)	402,058	31,111,248
DraftKings, Inc. - Class A (a)	931,916	36,531,107
Etsy, Inc. (a)	356,933	19,820,489
Live Nation Entertainment, Inc. (a)	490,291	53,681,962
Mobileye Global, Inc. - Class A (a)	847,700	11,613,490
O’Reilly Automotive, Inc. (a)	29,823	34,344,167
		200,327,339
Consumer Staples — 2.4%
Casey’s General Stores, Inc.	56,984	21,409,459

Financials — 23.5%
Brookfield Asset Management Ltd. - Class A	468,039	22,133,564
Brookfield Corporation	1,035,707	55,047,827
Fairfax Financial Holdings Ltd.	26,140	32,894,315
Fidelity National Financial, Inc.	432,326	26,830,152
Kinsale Capital Group, Inc.	104,149	48,488,650
Markel Group, Inc. (a)	16,445	25,795,298
		211,189,806
Health Care — 7.1%
Align Technology, Inc. (a)	138,947	35,337,001
Avantor, Inc. (a)	1,118,470	28,934,819
		64,271,820
Industrials — 19.8%
Clean Harbors, Inc. (a)	150,054	36,269,552
Enovis Corporation (a)	811,227	34,923,322
ESAB Corporation	267,670	28,455,998
J.B. Hunt Transport Services, Inc.	137,578	23,708,817
Watsco, Inc.	46,599	22,921,116
Xylem, Inc.	236,567	31,943,642
		178,222,447
Materials — 7.1%
Martin Marietta Materials, Inc.	61,832	33,281,074
Sherwin-Williams Company (The)	79,460	30,327,498
		63,608,572

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.3% (Continued)	Shares	Value
Real Estate — 6.0%
American Tower Corporation	105,282	$24,484,382
Lamar Advertising Company - Class A	221,240	29,557,664
		54,042,046
Technology — 6.1%
Alight, Inc. - Class A (a)	3,171,260	23,467,324
Autodesk, Inc. (a)	57,011	15,705,390
PTC, Inc. (a)	87,424	15,794,020
		54,966,734

Total Common Stocks (Cost $602,574,316)		$866,539,835

MONEY MARKET FUNDS — 3.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.80% (b) (Cost $34,170,429)	34,170,429	$34,170,429

Total Investments at Value — 100.1% (Cost $636,744,745)		$900,710,264

Liabilities in Excess of Other Assets — (0.1%)		(751,667)

Net Assets — 100.0%		$899,958,597

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS — 94.2%	Shares	Value
Communications — 6.1%
Cable One, Inc.	62,961	$22,023,128
Liberty Latin America Ltd. - Class C (a)	2,799,601	26,568,214
Shenandoah Telecommunications Company	857,458	12,098,732
		60,690,074
Consumer Discretionary — 22.0%
Cannae Holdings, Inc.	688,743	13,127,442
DraftKings, Inc. - Class A (a)	365,564	14,330,109
Etsy, Inc. (a)	575,876	31,978,394
Golden Entertainment, Inc.	1,015,893	32,295,238
Monarch Casino & Resort, Inc.	762,194	60,419,118
OneSpaWorld Holdings Ltd.	3,026,147	49,961,687
Six Flags Entertainment Corporation	360,000	14,511,600
		216,623,588
Consumer Staples — 4.1%
J & J Snack Foods Corporation	234,819	40,417,046

Energy — 8.1%
California Resources Corporation	701,380	36,801,409
CNX Resources Corporation (a)	607,346	19,781,259
Peyto Exploration & Development Corporation	2,043,280	23,211,661
		79,794,329
Financials — 11.1%
Kinsale Capital Group, Inc.	108,795	50,651,688
SoFi Technologies, Inc. (a)	2,022,602	15,897,652
Stewart Information Services Corporation	579,150	43,285,671
		109,835,011
Health Care — 2.7%
Perrigo Company plc	1,023,550	26,847,716

Industrials — 15.7%
Chart Industries, Inc. (a)	269,161	33,413,646
Enovis Corporation (a)	888,618	38,255,005
ESAB Corporation	380,800	40,482,848
Generac Holdings, Inc. (a)	269,120	42,757,786
		154,909,285
Materials — 4.5%
NewMarket Corporation	39,914	22,028,138
Trex Company, Inc. (a)	329,157	21,915,273
		43,943,411

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 94.2% (Continued)	Shares	Value
Real Estate — 10.0%
FRP Holdings, Inc. (a)	295,888	$8,835,216
Janus International Group, Inc. (a)	2,855,736	28,871,491
Lamar Advertising Company - Class A	169,204	22,605,654
Outfront Media, Inc.	2,062,775	37,913,804
		98,226,165
Technology — 9.9%
Alight, Inc. - Class A (a)	3,926,768	29,058,083
HealthEquity, Inc. (a)	385,483	31,551,784
Verra Mobility Corporation (a)	1,349,927	37,541,470
		98,151,337

Total Common Stocks (Cost $786,754,388)		$929,437,962

EXCHANGE-TRADED FUNDS — 2.7%	Shares	Value
ALPS Medical Breakthroughs ETF (Cost $22,485,097)	723,402	$27,004,597

MONEY MARKET FUNDS — 3.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.80% (b) (Cost $29,720,565)	29,720,565	$29,720,565

Total Investments at Value — 99.9% (Cost $838,960,050)		$986,163,124

Other Assets in Excess of Liabilities — 0.1%		728,818

Net Assets — 100.0%		$986,891,942

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS — 57.2%	Shares	Value
Communications — 2.3%
Comcast Corporation - Class A	85,519	$3,572,129
Walt Disney Company (The)	20,518	1,973,626
		5,545,755
Consumer Discretionary — 3.5%
Genuine Parts Company	17,247	2,409,061
Lowe’s Companies, Inc.	11,344	3,072,523
McDonald’s Corporation	9,828	2,992,724
		8,474,308
Consumer Staples — 8.6%
Anheuser-Busch InBev S.A./N.V. - ADR	60,248	3,993,840
Hershey Company (The)	10,245	1,964,786
Kenvue, Inc.	108,000	2,498,040
Keurig Dr Pepper, Inc.	86,948	3,258,811
PepsiCo, Inc.	14,405	2,449,570
Philip Morris International, Inc.	34,859	4,231,883
Walmart, Inc.	31,149	2,515,282
		20,912,212
Energy — 5.2%
Chevron Corporation	31,803	4,683,628
Enbridge, Inc.	60,275	2,447,768
Enterprise Products Partners, L.P.	87,000	2,532,570
Schlumberger Ltd.	66,615	2,794,499
		12,458,465
Financials — 10.4%
Berkshire Hathaway, Inc. - Class B (a)	6,141	2,826,457
Brookfield Asset Management Ltd. - Class A	60,284	2,850,830
Brookfield Corporation	60,623	3,222,112
Citigroup, Inc.	33,536	2,099,354
Fairfax Financial Holdings Ltd.	2,819	3,547,401
Fidelity National Financial, Inc.	39,078	2,425,181
JPMorgan Chase & Company	13,486	2,843,658
Markel Group, Inc. (a)	1,665	2,611,686
Wells Fargo & Company	47,098	2,660,566
		25,087,245
Health Care — 8.2%
Becton, Dickinson and Company	12,941	3,120,075
Bristol-Myers Squibb Company	64,412	3,332,677
Elevance Health, Inc.	4,937	2,567,240
Johnson & Johnson	28,470	4,613,848
Medtronic plc	36,857	3,318,236
Sanofi - ADR	50,797	2,927,431
		19,879,507

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 57.2% (Continued)	Shares	Value
Industrials — 8.9%
FedEx Corporation	7,451	$2,039,190
Johnson Controls International plc	42,024	3,261,482
L3Harris Technologies, Inc.	17,290	4,112,772
Norfolk Southern Corporation	12,931	3,213,353
TE Connectivity plc (a)	20,730	3,130,023
United Parcel Service, Inc. - Class B	20,308	2,768,793
Watsco, Inc.	5,866	2,885,368
		21,410,981
Real Estate — 3.7%
Alexandria Real Estate Equities, Inc.	21,189	2,516,194
American Tower Corporation	13,316	3,096,769
Lamar Advertising Company - Class A	24,867	3,322,231
		8,935,194
Technology — 2.4%
HP, Inc.	60,099	2,155,751
Oracle Corporation	22,153	3,774,871
		5,930,622
Utilities — 4.0%
Brookfield Infrastructure Partners, L.P.	61,867	2,167,820
Brookfield Renewable Partners, L.P.	76,999	2,169,832
NextEra Energy, Inc.	63,059	5,330,377
		9,668,029

Total Common Stocks (Cost $104,400,436)		$138,302,318

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS — 29.9%	Par Value	Value
Communications — 3.8%
Meta Platforms, Inc., 4.950%, due 05/15/2033	$4,990,000	$5,233,281
VeriSign, Inc., 5.250%, due 04/01/2025	3,950,000	3,948,180
		9,181,461
Consumer Discretionary — 0.6%
Lowe’s Companies, Inc., 4.400%, due 09/08/2025	1,525,000	1,524,290

Consumer Staples — 3.3%
Keurig Dr Pepper, Inc., 5.050%, due 03/15/2029	2,500,000	2,578,527
Phillip Morris International, Inc., 5.375%, due 02/15/2033	2,995,000	3,129,601
Walgreens Boots Alliance, Inc., 3.800%, due 11/18/2024	2,245,000	2,237,188
		7,945,316
Energy — 5.8%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	2,200,000	2,203,436
BP Capital Markets America, 4.812%, due 02/13/2033	2,990,000	3,024,503
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,232,137
Occidental Petroleum Corporation, 5.550%, due 10/01/2034	3,500,000	3,555,973
ONEOK, Inc., 5.550%, due 11/01/2026	1,995,000	2,040,019
		14,056,068
Financials — 6.9%
Bank of Montreal, 5.920%, due 09/25/2025	3,990,000	4,050,602
BlackRock, Inc., 4.750%, due 05/25/2033	3,000,000	3,084,247
Charles Schwab Corporation (The), 5.875%, due 08/24/2026	3,750,000	3,858,250
Royal Bank of Canada, 5.000%, due 05/02/2033	3,000,000	3,100,994
Wells Fargo & Company, 4.811%, due 01/15/2026	2,500,000	2,518,822
		16,612,915
Health Care — 5.2%
Bristol-Myers Squibb Company, 5.900%, due 11/15/2033	3,000,000	3,312,541
HCA, Inc., 5.450%, due 04/01/2031	3,500,000	3,644,137
Merck & Company, Inc., 4.500%, due 05/17/2033	2,490,000	2,528,479
Zoetis, Inc., 5.400%, due 11/14/2025	2,990,000	3,018,049
		12,503,206
Industrials — 0.9%
Waste Management, Inc., 4.875%, due 02/15/2029	1,995,000	2,060,892

Technology — 2.2%
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,281,937
Oracle Corporation, 5.800%, due 11/10/2025	2,990,000	3,036,406
		5,318,343
Utilities — 1.2%
NextEra Energy Capital Holdings, Inc., 6.051%, due 03/01/2025	2,995,000	3,007,558

Total Fixed Rate Corporate Bonds (Cost $70,689,062)		$72,210,049

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS — 1.0%	Par Value	Value
Richmond, VA, GO, Public Improvement Bonds, 4.800%, due 03/01/2033 (Cost $2,533,073)	$2,455,000	$2,540,520

U.S. TREASURY OBLIGATIONS — 7.2%	Par Value	Value
U.S. Treasury Bills — 0.8%
5.357%, due 11/14/2024 (b)	$2,000,000	$1,988,612

U.S. Treasury Notes — 6.4%
2.750%, due 06/30/2025	4,810,000	4,763,685
4.750%, due 07/31/2025	2,000,000	2,010,969
4.875%, due 04/30/2026	2,500,000	2,542,871
4.625%, due 09/15/2026	4,000,000	4,071,250
3.875%, due 08/15/2033	2,000,000	2,014,140
		15,402,915

Total U.S. Treasury Obligations (Cost $17,136,171)		$17,391,527

MONEY MARKET FUNDS — 3.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.80% (c) (Cost $8,686,508)	8,686,508	$8,686,508

Total Investments at Value — 98.9% (Cost $203,445,250)		$239,130,922

Other Assets in Excess of Liabilities — 1.1%		2,612,574

Net Assets — 100.0%		$241,743,496

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS — 96.1%	Shares	Value
Consumer Discretionary — 8.5%
Genuine Parts Company	19,875	$2,776,140
LKQ Corporation	33,000	1,317,360
Mobileye Global, Inc. - Class A (a)	58,370	799,669
NIKE, Inc. - Class B	36,183	3,198,577
		8,091,746
Consumer Staples — 6.1%
Darling Ingredients, Inc. (a)	41,000	1,523,560
Kenvue, Inc.	80,000	1,850,400
Keurig Dr Pepper, Inc.	65,000	2,436,200
		5,810,160
Energy — 3.7%
EOG Resources, Inc.	29,000	3,564,970

Financials — 8.9%
Aon plc - Class A	8,500	2,940,915
Charles Schwab Corporation (The)	56,000	3,629,360
Everest Group Ltd.	5,000	1,959,150
		8,529,425
Health Care — 11.8%
Align Technology, Inc. (a)	14,500	3,687,640
Bristol-Myers Squibb Company	37,243	1,926,953
Charles River Laboratories International, Inc. (a)	14,800	2,915,156
Zimmer Biomet Holdings, Inc.	25,990	2,805,620
		11,335,369
Industrials — 21.1%
Amphenol Corporation - Class A	32,000	2,085,120
Chart Industries, Inc. (a)	11,500	1,427,610
Eaton Corporation plc	6,200	2,054,928
Emerson Electric Company	27,000	2,952,990
FedEx Corporation	8,000	2,189,440
Hexcel Corporation	23,500	1,453,005
Keysight Technologies, Inc. (a)	20,000	3,178,600
Norfolk Southern Corporation	10,877	2,702,935
United Parcel Service, Inc. - Class B	16,000	2,181,440
		20,226,068
Materials — 11.0%
Air Products & Chemicals, Inc.	11,000	3,275,140
Ball Corporation	35,500	2,410,805
Corteva, Inc.	40,000	2,351,600
PPG Industries, Inc.	18,500	2,450,510
		10,488,055

DAVENPORT INSIDER BUYING FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.1% (Continued)	Shares	Value
Real Estate — 1.6%
Mid-America Apartment Communities, Inc.	9,500	$1,509,550

Technology — 19.6%
Marvell Technology, Inc.	26,500	1,911,180
Mastercard, Inc. - Class A	7,400	3,654,120
Maximus, Inc.	33,000	3,074,280
MSCI, Inc.	3,870	2,255,939
Skyworks Solutions, Inc.	25,000	2,469,250
TransUnion	28,000	2,931,600
Zebra Technologies Corporation - Class A (a)	6,708	2,484,107
		18,780,476
Utilities — 3.8%
NextEra Energy, Inc.	42,500	3,592,525

Total Common Stocks (Cost $84,062,147)		$91,928,344

MONEY MARKET FUNDS — 3.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.80% (b) (Cost $3,708,384)	3,708,384	$3,708,384

Total Investments at Value — 100.0% (Cost $87,770,531)		$95,636,728

Liabilities in Excess of Other Assets — (0.0%) (c)		(24,074)

Net Assets — 100.0%		$95,612,654

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024 (Unaudited)

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
ASSETS
Investments in securities:
At cost	$601,964,816	$671,077,654	$636,744,745
At value (Note 2)	$1,078,448,772	$907,158,963	$900,710,264
Receivable for capital shares sold	152,503	153,211	209,536
Receivable for investment securities sold	—	8,442,145	—
Dividends receivable	133,857	1,326,088	157,594
Tax reclaims receivable	43,678	87,539	—
Other assets	25,698	25,023	25,021
TOTAL ASSETS	1,078,804,508	917,192,969	901,102,415

LIABILITIES
Payable for capital shares redeemed	438,777	74,219	522,669
Accrued management fees (Note 4)	649,324	552,763	540,211
Payable to administrator (Note 4)	72,810	65,930	66,970
Other accrued expenses	18,298	11,865	13,968
TOTAL LIABILITIES	1,179,209	704,777	1,143,818

NET ASSETS	$1,077,625,299	$916,488,192	$899,958,597

Net assets consist of:
Paid-in capital	$566,732,293	$642,424,138	$630,277,240
Accumulated earnings	510,893,006	274,064,054	269,681,357
Net assets	$1,077,625,299	$916,488,192	$899,958,597

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	29,339,334	45,352,618	36,657,305

Net asset value, offering price and redemption price per share (Note 2)	$36.73	$20.21	$24.55

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2024 (Unaudited)

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
ASSETS
Investments in securities:
At cost	$838,960,050	$203,445,250	$87,770,531
At value (Note 2)	$986,163,124	$239,130,922	$95,636,728
Receivable for capital shares sold	930,219	218,501	163,894
Receivable for investment securities sold	—	1,275,675	—
Dividends and interest receivable	832,971	1,291,412	86,639
Tax reclaims receivable	—	5,255	—
Other assets	40,652	19,450	23,777
TOTAL ASSETS	987,966,966	241,941,215	95,911,038

LIABILITIES
Payable for capital shares redeemed	385,785	25,619	4,195
Payable for investment securities purchased	—	—	220,273
Accrued management fees (Note 4)	593,477	142,265	57,245
Payable to administrator (Note 4)	74,700	22,840	9,620
Other accrued expenses	21,062	6,995	7,051
TOTAL LIABILITIES	1,075,024	197,719	298,384

NET ASSETS	$986,891,942	$241,743,496	$95,612,654

Net assets consist of:
Paid-in capital	$892,161,180	$202,444,107	$88,531,812
Accumulated earnings	94,730,762	39,299,389	7,080,842
Net assets	$986,891,942	$241,743,496	$95,612,654

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	56,065,400	17,743,635	8,512,970

Net asset value, offering price and redemption price per share (Note 2)	$17.60	$13.62	$11.23

See accompanying notes to financial statements.

THE DAVENPORT FUNDS
STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2024 (Unaudited)

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$4,865,752	$11,877,175	$4,178,114
Foreign withholding taxes on dividends	(14,747)	(275,629)	(77,219)
TOTAL INVESTMENT INCOME	4,851,005	11,601,546	4,100,895

EXPENSES
Management fees (Note 4)	3,775,356	3,226,695	3,202,065
Administration fees (Note 4)	413,032	377,137	386,896
Registration and filing fees	20,906	15,237	18,591
Postage and supplies	21,918	22,552	24,290
Custodian and bank service fees	29,787	25,791	25,667
Trustees’ fees and expenses (Note 4)	13,919	13,919	13,919
Compliance service fees (Note 4)	17,897	15,454	15,400
Audit and tax services fees	8,682	8,682	8,682
Legal fees	5,095	5,095	5,095
Insurance expense	6,698	6,007	6,197
Shareholder reporting expenses	4,046	4,138	4,225
Other expenses	5,080	5,495	5,224
TOTAL EXPENSES	4,322,416	3,726,202	3,716,251

NET INVESTMENT INCOME	528,589	7,875,344	384,644

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investments	34,543,184	37,054,450	18,334,355
Foreign currency transactions	—	2,112	—
Net change in unrealized appreciation (depreciation) on investments	50,681,271	29,115,555	(30,794,074)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	85,224,455	66,172,117	(12,459,719)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$85,753,044	$74,047,461	$(12,075,075)

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended September 30, 2024 (Unaudited)

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
INVESTMENT INCOME
Dividends	$7,479,218	$2,096,664	$764,078
Foreign withholding taxes on dividends	(171,464)	(56,064)	—
Interest	—	2,103,105	—
TOTAL INVESTMENT INCOME	7,307,754	4,143,705	764,078

EXPENSES
Management fees (Note 4)	3,588,881	859,296	327,431
Administration fees (Note 4)	436,138	129,854	52,797
Registration and filing fees	43,265	15,157	18,047
Postage and supplies	53,043	5,458	3,889
Custodian and bank service fees	29,813	7,558	5,506
Trustees’ fees and expenses (Note 4)	13,919	13,919	11,919
Compliance service fees (Note 4)	17,097	5,411	3,121
Audit and tax services fees	8,682	9,432	8,682
Legal fees	5,095	5,095	7,663
Insurance expense	7,082	1,941	931
Shareholder reporting expenses	4,604	3,199	2,398
Other expenses	5,740	7,773	4,965
TOTAL EXPENSES	4,213,359	1,064,093	447,349

NET INVESTMENT INCOME	3,094,395	3,079,612	316,729

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	(52,907,714)	6,850,029	(787,912)
Foreign currency transactions	—	307	—
Net change in unrealized appreciation (depreciation) on investments	(8,628,389)	5,677,312	964,425
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	(61,536,103)	12,527,648	176,513

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(58,441,708)	$15,607,260	$493,242

See accompanying notes to financial statements.

DAVENPORT CORE LEADERS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$528,589	$2,790,976
Net realized gains from investment transactions	34,543,184	53,592,737
Net change in unrealized appreciation (depreciation) on investments	50,681,271	206,587,913
Net increase in net assets from operations	85,753,044	262,971,626

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(26,904,737)	(52,585,924)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	43,220,883	74,132,286
Net asset value of shares issued in reinvestment of distributions to shareholders	24,787,512	48,682,171
Payments for shares redeemed	(34,428,355)	(64,821,183)
Net increase in net assets from capital share transactions	33,580,040	57,993,274

TOTAL INCREASE IN NET ASSETS	92,428,347	268,378,976

NET ASSETS
Beginning of period	985,196,952	716,817,976
End of period	$1,077,625,299	$985,196,952

CAPITAL SHARE ACTIVITY
Shares sold	1,244,743	2,429,095
Shares reinvested	721,559	1,647,862
Shares redeemed	(989,196)	(2,149,294)
Net increase in shares outstanding	977,106	1,927,663
Shares outstanding at beginning of period	28,362,228	26,434,565
Shares outstanding at end of period	29,339,334	28,362,228

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$7,875,344	$13,045,577
Net realized gains from:
Investments	37,054,450	36,498,496
Foreign currency transactions	2,112	2,146
Net change in unrealized appreciation (depreciation) on investments	29,115,555	63,256,914
Net increase in net assets from operations	74,047,461	112,803,133

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(23,829,691)	(13,278,633)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	21,180,676	43,382,234
Net asset value of shares issued in reinvestment of distributions to shareholders	21,802,437	11,840,065
Payments for shares redeemed	(40,666,406)	(94,722,701)
Net increase (decrease) in net assets from capital share transactions	2,316,707	(39,500,402)

TOTAL INCREASE IN NET ASSETS	52,534,477	60,024,098

NET ASSETS
Beginning of period	863,953,715	803,929,617
End of period	$916,488,192	$863,953,715

CAPITAL SHARE ACTIVITY
Shares sold	1,111,531	2,493,356
Shares reinvested	1,177,377	666,033
Shares redeemed	(2,143,241)	(5,459,707)
Net increase (decrease) in shares outstanding	145,667	(2,300,318)
Shares outstanding at beginning of period	45,206,951	47,507,269
Shares outstanding at end of period	45,352,618	45,206,951

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$384,644	$1,871,080
Net realized gains from investment transactions	18,334,355	3,583,484
Net change in unrealized appreciation (depreciation) on investments	(30,794,074)	219,661,532
Net increase (decrease) in net assets from operations	(12,075,075)	225,116,096

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(842,488)	(37,152,062)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	45,146,396	74,922,250
Net asset value of shares issued in reinvestment of distributions to shareholders	771,373	35,103,341
Payments for shares redeemed	(30,697,623)	(54,199,095)
Net increase in net assets from capital share transactions	15,220,146	55,826,496

TOTAL INCREASE IN NET ASSETS	2,302,583	243,790,530

NET ASSETS
Beginning of period	897,656,014	653,865,484
End of period	$899,958,597	$897,656,014

CAPITAL SHARE ACTIVITY
Shares sold	1,941,018	3,507,025
Shares reinvested	34,268	1,686,051
Shares redeemed	(1,312,895)	(2,550,382)
Net increase in shares outstanding	662,391	2,642,694
Shares outstanding at beginning of period	35,994,914	33,352,220
Shares outstanding at end of period	36,657,305	35,994,914

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$3,094,395	$5,019,167
Net realized gains (losses) from investment transactions	(52,907,714)	26,575,598
Net change in unrealized appreciation (depreciation) on investments	(8,628,389)	140,358,482
Net increase (decrease) in net assets from operations	(58,441,708)	171,953,247

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(20,673,755)	(29,129,523)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	109,136,720	318,128,012
Net asset value of shares issued in reinvestment of distributions to shareholders	19,576,352	27,543,724
Payments for shares redeemed	(70,845,130)	(68,515,961)
Net increase in net assets from capital share transactions	57,867,942	277,155,775

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,247,521)	419,979,499

NET ASSETS
Beginning of period	1,008,139,463	588,159,964
End of period	$986,891,942	$1,008,139,463

CAPITAL SHARE ACTIVITY
Shares sold	6,240,327	18,489,577
Shares reinvested	1,177,835	1,676,487
Shares redeemed	(4,098,155)	(4,103,496)
Net increase in shares outstanding	3,320,007	16,062,568
Shares outstanding at beginning of period	52,745,393	36,682,825
Shares outstanding at end of period	56,065,400	52,745,393

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$3,079,612	$5,316,915
Net realized gains from:
Investments	6,850,029	680,044
Foreign currency transactions	307	289
Net change in unrealized appreciation (depreciation) on investments	5,677,312	15,606,852
Net increase in net assets from operations	15,607,260	21,604,100

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,671,294)	(5,189,358)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,433,985	19,677,555
Net asset value of shares issued in reinvestment of distributions to shareholders	2,400,863	4,688,217
Payments for shares redeemed	(12,090,532)	(31,364,831)
Net increase (decrease) in net assets from capital share transactions	744,316	(6,999,059)

TOTAL INCREASE IN NET ASSETS	13,680,282	9,415,683

NET ASSETS
Beginning of period	228,063,214	218,647,531
End of period	$241,743,496	$228,063,214

CAPITAL SHARE ACTIVITY
Shares sold	801,351	1,618,082
Shares reinvested	182,785	380,685
Shares redeemed	(934,097)	(2,580,435)
Net increase (decrease) in shares outstanding	50,039	(581,668)
Shares outstanding at beginning of period	17,693,596	18,275,264
Shares outstanding at end of period	17,743,635	17,693,596

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024(a)
FROM OPERATIONS
Net investment income	$316,729	$194,374
Net realized gains (losses) from investments transactions	(787,912)	34,861
Net change in unrealized appreciation (depreciation) on investments	964,425	6,901,772
Net increase in net assets from operations	493,242	7,131,007

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(360,324)	(183,083)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	19,091,837	74,099,997
Net asset value of shares issued in reinvestment of distributions to shareholders	349,559	177,323
Payments for shares redeemed	(3,515,434)	(1,671,470)
Net increase in net assets from capital share transactions	15,925,962	72,605,850

TOTAL INCREASE IN NET ASSETS	16,058,880	79,553,774

NET ASSETS
Beginning of period	79,553,774	—
End of period	$95,612,654	$79,553,774

CAPITAL SHARE ACTIVITY
Shares sold	1,767,538	7,175,696
Shares reinvested	32,442	16,298
Shares redeemed	(324,750)	(154,254)
Net increase in shares outstanding	1,475,230	7,037,740
Shares outstanding at beginning of period	7,037,740	—
Shares outstanding at end of period	8,512,970	7,037,740

(a)	Represents the period from the commencement of operations (November 30, 2023) through March 31, 2024.

See accompanying notes to financial statements.

DAVENPORT CORE LEADERS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022		Year Ended March 31, 2021	Year Ended March 31, 2020
Net asset value at beginning of period	$34.74		$27.12	$32.09	$31.48		$21.48	$23.75

Income (loss) from investment operations:
Net investment income	0.02		0.10	0.18	0.01		0.05	0.14
Net realized and unrealized gains (losses) on investments	2.91		9.48	(3.88)	3.38		10.27	(1.80)
Total from investment operations	2.93		9.58	(3.70)	3.39		10.32	(1.66)

Less distributions from:
Net investment income	(0.02)		(0.10)	(0.18)	(0.00	)(a)	(0.07)	(0.14)
Net realized gains	(0.92)		(1.86)	(1.09)	(2.78)		(0.25)	(0.47)
Total distributions	(0.94)		(1.96)	(1.27)	(2.78)		(0.32)	(0.61)

Net asset value at end of period	$36.73		$34.74	$27.12	$32.09		$31.48	$21.48

Total return (b)	8.63	%(c)	36.76%	(11.37%)	10.89%		48.20%	(7.36%)

Net assets at end of period (000’s)	$1,077,625		$985,197	$716,818	$845,650		$756,050	$486,569

Ratio of total expenses to average net assets	0.86	%(d)	0.87%	0.87%	0.86%		0.87%	0.89%

Ratio of net investment income to average net assets	0.10	%(d)	0.34%	0.66%	0.04%		0.17%	0.55%

Portfolio turnover rate	8	%(c)	22%	19%	20%		30%	12%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Net asset value at beginning of period	$19.11		$16.92	$20.29	$18.58	$13.04	$16.38

Income (loss) from investment operations:
Net investment income	0.18		0.28	0.35	0.29	0.28	0.35
Net realized and unrealized gains (losses) on investments and foreign currencies	1.45		2.20	(2.75)	2.32	5.98	(3.00)
Total from investment operations	1.63		2.48	(2.40)	2.61	6.26	(2.65)

Less distributions from:
Net investment income	(0.15)		(0.29)	(0.35)	(0.30)	(0.27)	(0.36)
Net realized gains	(0.38)		—	(0.62)	(0.60)	(0.45)	(0.33)
Total distributions	(0.53)		(0.29)	(0.97)	(0.90)	(0.72)	(0.69)

Net asset value at end of period	$20.21		$19.11	$16.92	$20.29	$18.58	$13.04

Total return (a)	8.81	%(b)	14.78%	(11.81%)	14.24%	49.55%	(16.97%)

Net assets at end of period (000’s)	$916,488		$863,954	$803,930	$920,055	$789,652	$549,112

Ratio of total expenses to average net assets	0.87	%(c)	0.87%	0.87%	0.86%	0.87%	0.88%

Ratio of net investment income to average net assets	1.83	%(c)	1.61%	2.00%	1.46%	1.78%	2.07%

Portfolio turnover rate	14	%(b)	37%	21%	20%	34%	28%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Net asset value at beginning of period	$24.94		$19.60	$23.54	$24.54	$16.56	$18.98

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.05	0.08	(0.05)	(0.03)	(0.00	)(a)
Net realized and unrealized gains (losses) on investments	(0.38)		6.38	(2.39)	1.80	10.42	(1.59)
Total from investment operations	(0.37)		6.43	(2.31)	1.75	10.39	(1.59)

Less distributions from:
Net investment income	(0.02)		(0.06)	(0.06)	—	—	—
Net realized gains	—		(1.03)	(1.57)	(2.75)	(2.41)	(0.83)
Total distributions	(0.02)		(1.09)	(1.63)	(2.75)	(2.41)	(0.83)

Net asset value at end of period	$24.55		$24.94	$19.60	$23.54	$24.54	$16.56

Total return (b)	(1.46	%)(c)	34.01%	(9.25%)	6.89%	66.20%	(9.13%)

Net assets at end of period (000’s)	$899,959		$897,656	$653,865	$741,496	$659,114	$385,163

Ratio of total expenses to average net assets	0.87	%(d)	0.87%	0.88%	0.87%	0.88%	0.90%

Ratio of net investment income (loss) to average net assets	0.09	%(d)	0.25%	0.40%	(0.20%)	(0.13%)	(0.02%)

Portfolio turnover rate	12	%(c)	24%	26%	22%	31%	21%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Net asset value at beginning of period	$19.11		$16.03	$17.85	$19.37	$11.14	$13.25

Income (loss) from investment operations:
Net investment income (a)	0.06		0.11	0.15	0.11	0.04	0.05
Net realized and unrealized gains (losses) on investments	(1.19)		3.71	(0.90)	1.20	9.28	(1.84)
Total from investment operations	(1.13)		3.82	(0.75)	1.31	9.32	(1.79)

Less distributions from:
Net investment income	(0.04)		(0.12)	(0.13)	(0.13)	(0.20)	(0.10)
Net realized gains	(0.34)		(0.62)	(0.94)	(2.70)	(0.89)	(0.22)
Total distributions	(0.38)		(0.74)	(1.07)	(2.83)	(1.09)	(0.32)

Net asset value at end of period	$17.60		$19.11	$16.03	$17.85	$19.37	$11.14

Total return (b)	(5.79	%)(c)	24.59%	(3.56%)	6.85%	84.84%	(14.08%)

Net assets at end of period (000’s)	$986,892		$1,008,139	$588,160	$587,568	$491,256	$180,077

Ratio of total expenses to average net assets (d)	0.88	%(e)	0.88%	0.89%	0.88%	0.91%	0.95%

Ratio of net investment income to average net assets (d)	0.65	%(e)	0.71%	0.99%	0.49%	0.12%	0.40%

Portfolio turnover rate	16	%(c)	28%	36%	44%	54%	66%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, if any, in which the Fund invests.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests.
(e)	Annualized.

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Net asset value at beginning of period	$12.89		$11.96	$13.61	$12.85	$9.84	$11.34

Income (loss) from investment operations:
Net investment income (a)	0.17		0.30	0.23	0.19	0.20	0.25
Net realized and unrealized gains (losses) on investments and foreign currencies	0.71		0.92	(1.35)	0.77	3.04	(1.41)
Total from investment operations	0.88		1.22	(1.12)	0.96	3.24	(1.16)

Less distributions from:
Net investment income	(0.15)		(0.29)	(0.22)	(0.18)	(0.23)	(0.23)
Net realized gains	—		—	(0.31)	(0.02)	—	(0.08)
Return of capital	—		—	—	—	—	(0.03)
Total distributions	(0.15)		(0.29)	(0.53)	(0.20)	(0.23)	(0.34)

Net asset value at end of period	$13.62		$12.89	$11.96	$13.61	$12.85	$9.84

Total return (b)	6.89	%(c)	10.33%	(8.18%)	7.50%	33.14%	(10.59%)

Net assets at end of period (000’s)	$241,743		$228,063	$218,648	$236,259	$193,186	$143,897

Ratio of total expenses to average net assets (d)	0.93	%(e)	0.93%	0.93%	0.92%	0.93%	0.95%

Ratio of net investment income to average net assets (d)	2.69	%(e)	2.42%	1.88%	1.42%	1.73%	2.18%

Portfolio turnover rate	11	%(c)	45%	24%	23%	29%	29%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, if any, in which the Fund invests, if any.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests, if any.
(e)	Annualized.

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2024 (Unaudited)		Period Ended March 31, 2024(a)
Net asset value at beginning of period	$11.30		$10.00

Income from investment operations:
Net investment income (b)	0.04		0.03
Net realized and unrealized gains on investments	(0.03	)(c)	1.30
Total from investment operations	0.01		1.33

Less distributions from:
Net investment income	(0.04)		(0.03)
Net realized gains	(0.04)		—
Total distributions	(0.08)		(0.03)

Net asset value at end of period	$11.23		$11.30

Total return (d)	(0.22	%)(e)	13.31	%(e)

Net assets at end of period (000’s)	$95,613		$79,554

Ratio of total expenses to average net assets (f)	1.02	%(g)	1.09	%(g)

Ratio of net investment income to average net assets (f)	0.72	%(g)	1.00	%(g)

Portfolio turnover rate	31	%(e)	2	%(e)

(a)	Represents the period from the commencement of operations (November 30, 2023) through March 31, 2024.
(b)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, if any, in which the Fund invests.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized gains on the Statements of Operations for the same period.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests.
(g)	Annualized.

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited)

1. Organization

Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not incorporated in this report.

Davenport Core Leaders Fund’s investment objective is long-term growth of capital.

Davenport Value & Income Fund’s investment objective is to achieve long-term growth while generating current income through dividend payments on portfolio securities.

Davenport Equity Opportunities Fund’s investment objective is long-term capital appreciation.

Davenport Small Cap Focus Fund’s investment objective is long-term capital appreciation.

Davenport Balanced Income Fund’s investment objective is current income and an opportunity for long-term growth.

Davenport Insider Buying Fund’s investment objective is long-term growth of capital.

Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund are each classified as a diversified fund. Davenport Equity Opportunities Fund is classified as a non-diversified fund.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update — Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation — All investments in securities are recorded at their estimated fair value. The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and ETFs if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including corporate bonds, municipal bonds and U.S. Treasury obligations, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by Davenport & Company LLC (the “Adviser”) as the Funds’ valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of September 30, 2024, by security type:

Davenport Core Leaders Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,059,340,368	$—	$—	$1,059,340,368
Money Market Funds	19,108,404	—	—	19,108,404
Total	$1,078,448,772	$—	$—	$1,078,448,772

Davenport Value & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$876,055,769	$—	$—	$876,055,769
Money Market Funds	31,103,194	—	—	31,103,194
Total	$907,158,963	$—	$—	$907,158,963

Davenport Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$866,539,835	$—	$—	$866,539,835
Money Market Funds	34,170,429	—	—	34,170,429
Total	$900,710,264	$—	$—	$900,710,264

Davenport Small Cap Focus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$929,437,962	$—	$—	$929,437,962
Exchange-Traded Funds	27,004,597	—	—	27,004,597
Money Market Funds	29,720,565	—	—	29,720,565
Total	$986,163,124	$—	$—	$986,163,124

Davenport Balanced Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$138,302,318	$—	$—	$138,302,318
Fixed Rate Corporate Bonds	—	72,210,049	—	72,210,049
Municipal Bonds	—	2,540,520	—	2,540,520
U.S. Treasury Obligations	—	17,391,527	—	17,391,527
Money Market Funds	8,686,508	—	—	8,686,508
Total	$146,988,826	$92,142,096	$—	$239,130,922

Davenport Insider Buying Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$91,928,344	$—	$—	$91,928,344
Money Market Funds	3,708,384	—	—	3,708,384
Total	$95,636,728	$—	$—	$95,636,728

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the six months ended September 30, 2024.

Foreign currency translation — Investment securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies and 2) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash — Each Fund’s cash position, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the amount covered by federal deposit insurance. The Funds maintain these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Discounts and premiums on fixed-income securities are amortized using the effective interest method. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. These amounts are recorded once the issuers provide information about the actual classification of the distributions. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses — Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund; and declared and paid semi-annually to shareholders of Davenport Equity Opportunities Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended September 30, 2024 and March 31, 2024 was as follows:

	Year/Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Davenport Core Leaders Fund	09/30/24	$599,973	$26,304,764	$26,904,737
	03/31/24	$2,775,090	$49,810,834	$52,585,924

Davenport Value & Income Fund	09/30/24	$6,881,651	$16,948,040	$23,829,691
	03/31/24	$13,047,723	$230,910	$13,278,633

Davenport Equity Opportunities Fund	09/30/24	$842,488	$—	$842,488
	03/31/24	$2,126,237	$35,025,825	$37,152,062

Davenport Small Cap Focus Fund	09/30/24	$8,259,320	$12,414,435	$20,673,755
	03/31/24	$5,878,538	$23,250,985	$29,129,523

Davenport Balanced Income Fund	09/30/24	$2,671,294	$—	$2,671,294
	03/31/24	$5,189,358	$—	$5,189,358

Davenport Insider Buying Fund	09/30/24	$360,324	$—	$360,324
	03/31/24	$183,083	$—	$183,083

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2024:

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
Cost of investments	$602,082,704	$671,144,885	$636,744,745
Gross unrealized appreciation	$480,669,374	$245,395,025	$316,189,786
Gross unrealized depreciation	(4,303,306)	(9,380,947)	(52,224,267)
Net unrealized appreciation	476,366,068	236,014,078	263,965,519
Accumulated ordinary income (loss)	(16,112)	995,805	(10,595)
Other gains	34,543,050	37,054,171	5,726,433
Accumulated earnings	$510,893,006	$274,064,054	$269,681,357

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
Cost of investments	$842,054,893	$202,835,494	$87,816,041
Gross unrealized appreciation	$206,166,441	$37,923,522	$10,308,381
Gross unrealized depreciation	(62,058,210)	(1,628,094)	(2,487,694)
Net unrealized appreciation	144,108,231	36,295,428	7,820,687
Accumulated ordinary income	972,984	408,625	3,224
Capital loss carryforwards	—	(4,254,693)	—
Other gains (losses)	(50,350,453)	6,850,029	(743,069)
Accumulated earnings	$94,730,762	$39,299,389	$7,080,842

The difference between the federal income tax cost of investments and the financial statement cost of investments for Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis on partnerships.

As of March 31, 2024, Davenport Balanced Income Fund had short-term capital loss carryforwards of $2,631,190 and long-term capital loss carryforwards of $1,623,503 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for each Fund for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended September 30, 2024, the Funds did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2024:

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
Purchases of investment securities	$96,698,600	$115,910,862	$100,919,285
Proceeds from sales of investment securities	$78,983,216	$153,754,724	$100,399,167

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
Purchases of investment securities	$218,379,778	$21,352,456	$41,233,225
Proceeds from sales of investment securities	$150,454,787	$27,341,746	$26,692,296

During the six months ended September 30, 2024, cost of purchases and proceeds from sales of long-term U.S. government securities for Davenport Balanced Income Fund were $2,494,336 and $4,468,184, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets. Certain officers and a Trustee of the Trust are also officers of the Adviser.

For the Davenport Insider Buying Fund, pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Advisor has agreed, until August 1, 2025, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

of acquired fund fees and expenses, brokerage costs, taxes, interest, costs to organize the Fund, and extraordinary expenses) to an amount not exceeding 1.25% of the Fund’s average daily net assets.

Under the terms of the ELA, management fee reductions and/or expenses reimbursed by the Advisor are subject to recoupment by the Fund for a period of 3 years from the date such fees and expenses were reduced or reimbursed, provided that the recoupments do not cause total operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred.

For the six months ended September 30, 2024 the Adviser did not reduce its management fees. Organizational and/or offering costs incurred, if any, to launch the Fund were paid by the Adviser and not the Fund.

A significant portion of the Funds’ investment trades are executed through an affiliated broker-dealer of the Adviser. No commissions are paid by the Funds to the Adviser or the affiliate for these trades.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Effective July 1, 2024, under the terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus. Prior to July 1, 2024, Ultimus provided the Chief Compliance Officer and Anti-Money Laundering Officer and compliance services to the Funds.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus will receive from the Trust an annual retainer of $41,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each series of the Trust paid its share of such fees.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of September 30, 2024, Davenport Core Leaders Fund had 32.3% of the value of its net assets invested in common stocks within the Technology sector.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

THE DAVENPORT FUNDS

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-281-3217, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-281-3217, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-800-281-3217. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A complete listing of portfolio holdings for each Fund is updated daily and can be reviewed at the Funds’ website at www.investdavenport.com.

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THE DAVENPORT FUNDS

Investment Adviser
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-281-3217

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 N Water Street,
Suite 830
Milwaukee, WI 53202

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

Board of Trustees
Robert S. Harris, Ph.D., Chairman
John P. Ackerly, IV
George K. Jennison
Harris V. Morrissette
Elizabeth W. Robertson

Officers
John P. Ackerly, IV, President
Carly Carmichael, Vice President
Alison S. Crowder, Vice President
George L. Smith, III, Vice President

THE
GOVERNMENT STREET
FUNDS

No-Load Mutual Funds

Financial Statements
September 30, 2024
(Unaudited)

The Government Street Equity Fund The Government Street Opportunities Fund

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS — 90.0%	Shares	Value
Communications — 6.7%
Alphabet, Inc. - Class A	5,700	$945,345
Alphabet, Inc. - Class C	13,340	2,230,315
Booking Holdings, Inc.	250	1,053,030
Meta Platforms, Inc. - Class A	3,200	1,831,808
Uber Technologies, Inc. (a)	3,000	225,480
		6,285,978
Consumer Discretionary — 7.4%
Amazon.com, Inc. (a)	11,500	2,142,795
Home Depot, Inc. (The)	3,000	1,215,600
Lowe’s Companies, Inc.	2,500	677,125
McDonald’s Corporation	5,000	1,522,550
NIKE, Inc. - Class B	2,500	221,000
NVR, Inc. (a)	40	392,472
Tesla, Inc. (a)	1,700	444,771
Tractor Supply Company	1,000	290,930
		6,907,243
Consumer Staples — 3.4%
Coca-Cola Company (The)	3,500	251,510
Procter & Gamble Company (The)	4,000	692,800
Walmart, Inc.	27,500	2,220,625
		3,164,935
Energy — 3.6%
Cheniere Energy, Inc.	3,500	629,440
Marathon Petroleum Corporation	3,400	553,894
ONEOK, Inc.	9,250	842,953
Phillips 66	6,400	841,280
Valero Energy Corporation	4,000	540,120
		3,407,687
Financials — 13.6%
Aflac, Inc.	14,000	1,565,200
Apollo Global Management, Inc.	1,000	124,910
Arch Capital Group Ltd. (a)	2,500	279,700
Ares Management Corporation - Class A	5,500	857,120
Berkshire Hathaway, Inc. - Class B (a)	1,600	736,416
Blackstone, Inc.	12,500	1,914,125
Brookfield Corporation	28,000	1,488,200
CME Group, Inc.	3,500	772,275
Intercontinental Exchange, Inc.	1,500	240,960
JPMorgan Chase & Company	19,500	4,111,770
Marsh & McLennan Companies, Inc.	2,500	557,725
		12,648,401

1

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 90.0% (Continued)	Shares	Value
Health Care — 8.5%
Abbott Laboratories	9,500	$1,083,095
AbbVie, Inc.	11,500	2,271,020
Bio-Techne Corporation	23,000	1,838,390
Danaher Corporation	1,250	347,525
Edwards Lifesciences Corporation (a)	4,800	316,752
GE HealthCare Technologies, Inc.	5,000	469,250
Merck & Company, Inc.	2,100	238,476
Thermo Fisher Scientific, Inc.	900	556,713
UnitedHealth Group, Inc.	1,000	584,680
Vertex Pharmaceuticals, Inc. (a)	500	232,540
		7,938,441
Industrials — 11.9%
Eaton Corporation plc	1,600	530,304
Emerson Electric Company	4,500	492,165
General Dynamics Corporation	3,700	1,118,140
General Electric Company	2,100	396,018
Honeywell International, Inc.	7,000	1,446,970
Lockheed Martin Corporation	3,500	2,045,960
Parker-Hannifin Corporation	1,300	821,366
Quanta Services, Inc.	4,000	1,192,600
RTX Corporation	14,000	1,696,240
TE Connectivity plc (a)	9,000	1,358,910
		11,098,673
Materials — 2.2%
Cameco Corporation	3,500	167,160
Freeport-McMoRan, Inc.	25,000	1,248,000
Linde plc	800	381,488
Nucor Corporation	1,000	150,340
Sherwin-Williams Company (The)	350	133,584
		2,080,572
Real Estate — 1.7%
Mid-America Apartment Communities, Inc.	9,800	1,557,220

Technology — 29.6%
Accenture plc - Class A	3,500	1,237,180
Apple, Inc.	11,900	2,772,700
ASML Holding N.V.	600	499,950
International Business Machines Corporation	1,700	375,836
Mastercard, Inc. - Class A	2,000	987,600
Microsoft Corporation	8,500	3,657,550
NVIDIA Corporation	109,500	13,297,680
ON Semiconductor Corporation (a)	4,500	326,745
Oracle Corporation	2,000	340,800

2

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 90.0% (Continued)	Shares	Value
Technology — 29.6% (Continued)
Palantir Technologies, Inc. - Class A (a)	5,000	$186,000
Palo Alto Networks, Inc. (a)	600	205,080
QUALCOMM, Inc.	3,000	510,150
Skyworks Solutions, Inc.	8,000	790,160
Texas Instruments, Inc.	5,200	1,074,164
Visa, Inc. - Class A	5,000	1,374,750
		27,636,345
Utilities — 1.4%
Constellation Energy Corporation	800	208,016
WEC Energy Group, Inc.	11,000	1,057,980
		1,265,996

Total Common Stocks (Cost $26,695,354)		$83,991,491

EXCHANGE-TRADED FUNDS — 6.0%	Shares	Value
Invesco S&P 500® Equal Weight ETF	22,300	$3,995,268
Vanguard Value ETF	9,000	1,571,130
Total Exchange-Traded Funds (Cost $4,797,400)		$5,566,398

MONEY MARKET FUNDS — 3.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.83% (b) (Cost $3,661,206)	3,661,206	$3,661,206

Total Investments at Value — 99.9%
(Cost $35,153,960)		$93,219,095

Other Assets in Excess of Liabilities — 0.1%		51,909

Net Assets — 100.0%		$93,271,004

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

3

THE GOVERNMENT STREET OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS — 83.9%	Shares	Value
Consumer Discretionary — 3.6%
CarMax, Inc. (a)	1,700	$131,546
Coupang, Inc. (a)	8,000	196,400
Dick’s Sporting Goods, Inc.	1,700	354,790
Gildan Activewear, Inc.	10,000	471,100
NVR, Inc. (a)	15	147,177
Service Corporation International	13,000	1,026,090
Toll Brothers, Inc.	3,000	463,470
		2,790,573
Consumer Staples — 2.2%
Bunge Global S.A.	3,500	338,240
Celsius Holdings, Inc. (a)	10,500	329,280
Church & Dwight Company, Inc.	9,000	942,480
Kenvue, Inc.	1,500	34,695
Kroger Company (The)	600	34,380
		1,679,075
Energy — 4.2%
Devon Energy Corporation	10,000	391,200
Enphase Energy, Inc. (a)	6,000	678,120
Marathon Oil Corporation	25,000	665,750
ONEOK, Inc.	5,725	521,719
PBF Energy, Inc. - Class A	13,000	402,350
Targa Resources Corporation	3,700	547,637
Valaris Ltd. (a)	1,000	55,750
		3,262,526
Financials — 19.0%
American Financial Group, Inc.	8,600	1,157,560
Ares Management Corporation - Class A	7,200	1,122,048
Arthur J. Gallagher & Company	8,000	2,250,960
Berkley (W.R.) Corporation	25,143	1,426,362
Brown & Brown, Inc.	20,000	2,072,000
CME Group, Inc.	5,000	1,103,250
Dave, Inc. (a)	1,000	39,960
Intercontinental Exchange, Inc.	9,000	1,445,760
Morgan Stanley	9,565	997,056
Nasdaq, Inc.	23,000	1,679,230
Old Republic International Corporation	24,400	864,248
United Bancorporation of Alabama, Inc. - Class A	2,000	101,800
Voya Financial, Inc.	5,000	396,100
		14,656,334
Health Care — 9.9%
Bio-Rad Laboratories, Inc. - Class A (a)	1,500	501,870
Bio-Techne Corporation	15,000	1,198,950
Centene Corporation (a)	4,000	301,120

4

THE GOVERNMENT STREET OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 83.9% (Continued)	Shares	Value
Health Care — 9.9% (Continued)
Charles River Laboratories International, Inc. (a)	4,000	$787,880
Chemed Corporation	2,500	1,502,425
GE HealthCare Technologies, Inc.	4,000	375,400
Illumina, Inc. (a)	600	78,246
Labcorp Holdings, Inc.	2,574	575,238
Penumbra, Inc. (a)	1,500	291,465
ResMed, Inc.	1,200	292,944
Teleflex, Inc.	3,950	976,914
Waters Corporation (a)	2,000	719,780
		7,602,232
Industrials — 15.3%
AeroVironment, Inc. (a)	1,000	200,500
Argan, Inc.	2,000	202,860
C.H. Robinson Worldwide, Inc.	4,000	441,480
Donaldson Company, Inc.	13,000	958,100
Expeditors International of Washington, Inc.	8,000	1,051,200
Fastenal Company	18,000	1,285,560
Graco, Inc.	13,000	1,137,630
Jacobs Solutions, Inc.	8,475	1,109,377
L3Harris Technologies, Inc.	5,250	1,248,818
MSC Industrial Direct Company, Inc. - Class A	5,000	430,300
nVent Electric plc	4,200	295,092
Pentair plc	3,200	312,928
Snap-on, Inc.	1,475	427,322
Waste Connections, Inc.	10,500	1,877,610
Woodward, Inc.	5,000	857,550
		11,836,327
Materials — 7.9%
Ashland, Inc.	6,000	521,820
ATI, Inc. (a)	2,200	147,202
Cameco Corporation	5,000	238,800
Martin Marietta Materials, Inc.	3,000	1,614,750
Packaging Corporation of America	6,000	1,292,400
Ramaco Resources, Inc. - Class A	4,000	46,800
Steel Dynamics, Inc.	14,000	1,765,120
Valvoline, Inc. (a)	10,236	428,377
		6,055,269
Real Estate — 3.0%
Digital Realty Trust, Inc.	1,700	275,111
Mid-America Apartment Communities, Inc.	12,800	2,033,920
		2,309,031
Technology — 18.6%
Advanced Micro Devices, Inc. (a)	1,964	322,253
Amentum Holdings, Inc. (a)	8,475	273,319

5

THE GOVERNMENT STREET OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 83.9% (Continued)	Shares	Value
Technology — 18.6% (Continued)
Analog Devices, Inc.	3,671	$844,954
ANSYS, Inc. (a)	3,000	955,890
Arrow Electronics, Inc. (a)	8,500	1,129,055
Broadridge Financial Solutions, Inc.	3,500	752,605
InterDigital, Inc.	1,400	198,282
Lam Research Corporation	1,075	877,286
Microchip Technology, Inc.	8,800	706,552
NVIDIA Corporation	65,500	7,954,320
Palantir Technologies, Inc. - Class A (a)	8,000	297,600
		14,312,116
Utilities — 0.2%
Constellation Energy Corporation	700	182,014

Total Common Stocks (Cost $17,137,919)		$64,685,497

EXCHANGE-TRADED FUNDS — 11.8%	Shares	Value
iShares Core S&P Mid-Cap ETF	40,000	$2,492,800
SPDR S&P MidCap 400® ETF Trust	7,000	3,987,620
Vanguard U.S. Value Factor ETF	21,500	2,591,610
Total Exchange-Traded Funds (Cost $8,057,304)		$9,072,030

MONEY MARKET FUNDS — 4.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.83% (b) (Cost $3,351,092)	3,351,092	$3,351,092

Total Investments at Value — 100.0% (Cost $28,546,315)		$77,108,619

Other Assets in Excess of Liabilities — 0.0% (c)		14,158

Net Assets — 100.0%		$77,122,777

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

6

THE GOVERNMENT STREET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2024 (Unaudited)

	The Government Street Equity Fund	The Government Street Opportunities Fund
ASSETS
Investments in securities:
At cost	$35,153,960	$28,546,315
At value (Note 2)	$93,219,095	$77,108,619
Receivable for capital shares purchased	99,976	10,195
Dividends receivable	22,313	49,901
Other assets	13,761	14,185
TOTAL ASSETS	93,355,145	77,182,900

LIABILITIES
Distributions payable	1,865	—
Payable for capital shares redeemed	22,487	—
Accrued management fees (Note 4)	44,564	46,358
Payable to administrator (Note 4)	7,950	6,780
Other accrued expenses	7,275	6,985
TOTAL LIABILITIES	84,141	60,123

NET ASSETS	$93,271,004	$77,122,777

Net assets consists of:
Paid-in capital	$34,391,704	$27,143,397
Accumulated earnings	58,879,300	49,979,380
Net assets	$93,271,004	$77,122,777

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	743,695	1,675,728

Net asset value, offering price and redemption price per share (Note 2)	$125.42	$46.02

See accompanying notes to financial statements.

7

THE GOVERNMENT STREET FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2024 (Unaudited)

	The Government Street Equity Fund	The Government Street Opportunities Fund
INVESTMENT INCOME
Dividends	$666,988	$582,235
Foreign withholding taxes on dividends	—	(1,513)
TOTAL INVESTMENT INCOME	666,988	580,722

EXPENSES
Management fees (Note 4)	259,629	276,114
Administration fees (Note 4)	43,930	37,557
Shareholder servicing fees (Note 4)	17,063	15,931
Trustees’ fees and expenses (Note 4)	11,919	11,919
Audit and tax services fees	8,682	8,682
Registration and filing fees	8,043	8,885
Legal fees	5,095	5,095
Compliance fees and expenses (Note 4)	3,500	3,500
Custodian and bank service fees	3,570	3,305
Shareholder reporting expenses	3,323	3,188
Postage and supplies	1,729	1,802
Other expenses	3,070	2,966
TOTAL EXPENSES	369,553	378,944

NET INVESTMENT INCOME	297,435	201,778

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	819,791	1,215,372
Net realized gains from in-kind redemptions (Note 2)	274,254	227,171
Net change in unrealized appreciation (depreciation) on investments	8,812,132	1,020,843
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	9,906,177	2,463,386

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,203,612	$2,665,164

See accompanying notes to financial statements.

8

THE GOVERNMENT STREET EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended Sept. 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$297,435	$661,393
Net realized gains from investments	819,791	2,459,656
Net realized gains from in-kind redemptions (Note 2)	274,254	1,850,014
Net change in unrealized appreciation (depreciation) on investments	8,812,132	14,174,579
Net increase in net assets resulting from operations	10,203,612	19,145,642

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(956,503)	(3,953,443)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,836,574	730,022
Net asset value of shares issued in reinvestment of distributions to shareholders	947,198	3,911,061
Payments for shares redeemed	(1,451,171)	(4,437,299)
Net increase in net assets from capital share transactions	1,332,601	203,784

TOTAL INCREASE IN NET ASSETS	10,579,710	15,395,983

NET ASSETS
Beginning of period	82,691,294	67,295,311
End of period	$93,271,004	$82,691,294

CAPITAL SHARE ACTIVITY
Shares sold	15,772	7,112
Shares reinvested	7,953	40,628
Shares redeemed	(12,451)	(44,069)
Net increase in shares outstanding	11,274	3,671
Shares outstanding, beginning of period	732,421	728,750
Shares outstanding, end of period	743,695	732,421

See accompanying notes to financial statements.

9

THE GOVERNMENT STREET OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended Sept. 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$201,778	$483,847
Net realized gains from investments	1,215,372	491,593
Net realized gains from in-kind redemptions (Note 2)	227,171	2,723,959
Net change in unrealized appreciation (depreciation) on investments	1,020,843	12,035,561
Net increase in net assets resulting from operations	2,665,164	15,734,960

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(479,420)	(1,252,425)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,980,456	2,226,498
Net asset value of shares issued in reinvestment of distributions to shareholders	474,499	1,238,230
Payments for shares redeemed	(1,374,232)	(4,670,189)
Net increase (decrease) in net assets from capital share transactions	1,080,723	(1,205,461)

TOTAL INCREASE IN NET ASSETS	3,266,467	13,277,074

NET ASSETS
Beginning of period	73,856,310	60,579,236
End of period	$77,122,777	$73,856,310

CAPITAL SHARE ACTIVITY
Shares sold	45,018	56,411
Shares reinvested	10,841	32,365
Shares redeemed	(31,374)	(118,436)
Net increase (decrease) in shares outstanding	24,485	(29,660)
Shares outstanding, beginning of period	1,651,243	1,680,903
Shares outstanding, end of period	1,675,728	1,651,243

See accompanying notes to financial statements.

10

THE GOVERNMENT STREET EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2024		Years Ended March 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$112.90		$92.34	$104.58	$98.83	$68.30	$73.37

Income (loss) from investment operations:
Net investment income (a)	0.40		0.90	0.97	0.58	0.64	0.80
Net realized and unrealized gains (losses) on investments	13.42		25.07	(10.23)	16.42	36.33	(1.82)
Total from investment operations	13.82		25.97	(9.26)	17.00	36.97	(1.02)

Less distributions from:
Net investment income	(0.42)		(0.89)	(0.98)	(0.58)	(0.64)	(0.80)
Net realized gains	(0.88)		(4.52)	(2.00)	(10.67)	(5.80)	(3.25)
Total distributions	(1.30)		(5.41)	(2.98)	(11.25)	(6.44)	(4.05)

Net asset value at end of period	$125.42		$112.90	$92.34	$104.58	$98.83	$68.30

Total return (b)	12.30	%(c)	29.25%	(8.68%)	17.51%	55.46%	(2.04%)

Net assets at end of period (000’s)	$93,271		$82,691	$67,295	$76,446	$69,948	$49,981

Ratio of total expenses to average net assets (d)	0.85	%(e)	0.87%	0.87%	0.84%	0.86%	0.91%

Ratio of net investment income to average net assets (d)	0.69	%(e)	0.92%	1.07%	0.55%	0.71%	1.01%

Portfolio turnover rate	6	%(c)	23%	14%	14%	17%	14%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests, if any.
(b)	Total return is a measure of the change in value on an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deductions of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
(c)	Not annualized.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests, if any.
(e)	Annualized.

See accompanying notes to financial statements.

11

THE GOVERNMENT STREET OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2024		Years Ended March 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$44.73		$36.04	$39.61	$35.73	$23.56	$26.78

Income (loss) from investment operations:
Net investment income (a)	0.12		0.29	0.27	0.17	0.10	0.16
Net realized and unrealized gains (losses) on investments	1.46		9.14	(2.31)	5.20	13.19	(2.16)
Total from investment operations	1.58		9.43	(2.04)	5.37	13.29	(2.00)

Less distributions from:
Net investment income	(0.05)		(0.30)	(0.19)	(0.18)	(0.10)	(0.16)
Net realized gains	(0.24)		(0.44)	(1.34)	(1.31)	(1.02)	(1.06)
Total distributions	(0.29)		(0.74)	(1.53)	(1.49)	(1.12)	(1.22)

Net asset value at end of period	$46.02		$44.73	$36.04	$39.61	$35.73	$23.56

Total return (b)	3.56	%(c)	26.55%	(4.91%)	15.11%	57.00%	(8.18%)

Net assets at end of period (000’s)	$77,123		$73,856	$60,579	$64,413	$58,288	$39,422

Ratio of total expenses to average net assets (d)	1.03	%(e)	1.04%	1.05%	1.02%	1.07%	1.09%

Ratio of net investment income to average net assets (d)	0.55	%(e)	0.76%	0.78%	0.44%	0.32%	0.57%

Portfolio turnover rate	4	%(c)	17%	9%	8%	13%	2%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests, if any.
(b)	Total return is a measure of the change in value on an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deductions of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
(c)	Not annualized.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests, if any.
(e)	Annualized.

See accompanying notes to financial statements.

12

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited)

1. Organization

The Government Street Equity Fund and The Government Street Opportunities Fund (the “Funds”) are each a diversified, no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The investment objective of The Government Street Equity Fund is to seek capital appreciation.

The investment objective of The Government Street Opportunities Fund is to seek capital appreciation.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update — Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – On January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Securities valuation — All investments in securities are recorded at their estimated fair value. The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued

13

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by Leavell Investment Management, Inc. (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of September 30, 2024, by asset type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$83,991,491	$—	$—	$83,991,491
Exchange-Traded Funds	5,566,398	—	—	5,566,398
Money Market Funds	3,661,206	—	—	3,661,206
Total	$93,219,095	$—	$—	$93,219,095

14

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Government Street Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$64,685,497	$—	$—	$64,685,497
Exchange-Traded Funds	9,072,030	—	—	9,072,030
Money Market Funds	3,351,092	—	—	3,351,092
Total	$77,108,619	$—	$—	$77,108,619

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the six months ended September 30, 2024.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Discounts and premiums on fixed-income securities purchased, if any, are amortized using the effective interest method. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund and declared and paid annually to shareholders of The Government Street Opportunities Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Dividends and distributions are recorded on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature.

The tax character of distributions paid during the periods ended September 30, 2024 and March 31, 2024 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
The Government Street Equity Fund	09/30/24	$309,640	$646,863	$956,503
	03/31/24	$654,277	$3,300,436	$3,954,713
The Government Street Opportunities Fund	09/30/24	$86,169	$393,251	$479,420
	03/31/24	$509,193	$743,232	$1,252,425

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to distributions payable amounts.

15

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and any net realized capital gains are distributed in accordance with the Code. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2024:

	The Government Street Equity Fund	The Government Street Opportunities Fund
Cost of investments	$35,156,768	$28,560,511
Gross unrealized appreciation	$58,197,289	$48,764,010
Gross unrealized depreciation	(134,962)	(215,902)
Net unrealized appreciation	58,062,327	48,548,108
Accumulated ordinary income (loss)	(945)	201,713
Other gains	819,783	1,229,559
Distributions payable	(1,865)	—
Total accumulated earnings	$58,879,300	$49,979,380

The difference between federal income tax cost of investments and the financial statement cost of investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These

16

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

“book/tax” differences are temporary in nature and are primarily due to adjustments to basis for passive foreign investment companies and tax deferral of losses on wash sales.

During the six months ended September 30, 2024, The Government Street Equity Fund and The Government Street Opportunities Fund realized $274,254 and $227,171, respectively, of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares receive investment securities held by the Fund rather than cash). The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these gains against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended September 30, 2024, the Funds did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2024:

	The Government Street Equity Fund	The Government Street Opportunities Fund
Purchases of investment securities	$5,175,167	$5,632,209
Proceeds from sales of investment securities	$4,874,312	$2,866,474

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. The Government Street Equity Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly,

17

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

at annual rates of 0.60% of its average daily net assets up to $100 million and 0.50% of such assets in excess of $100 million. The Government Street Opportunities Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

Certain officers of the Trust are also officers of the Adviser and are not paid by the Funds for serving in such capacities.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Effective July 1, 2024, under the terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus. Prior to July 1, 2024, Ultimus provided the Chief Compliance Officer and Anti-Money Laundering Officer and compliance services to the Funds.

SHAREHOLDER SERVICING PLAN

The Funds have adopted a Shareholder Servicing Plan (the “Plan”), which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the distributor) for providing account administration and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the six months ended September 30, 2024, The Government Street Equity Fund and The Government Street Opportunities Fund incurred fees of $17,063 and $15,931, respectively, under the Plan.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus will receive from the Trust an annual retainer of $41,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each series of the Trust paid its share of such fees.

18

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of September 30, 2024, the Government Street Equity Fund had 29.6% of its net assets invested in securities within the Technology sector.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

19

THE GOVERNMENT STREET FUNDS

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1125, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1125 or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-866-738-1125. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov and the Funds’ website https://funddocs.filepoint.com/govstreet/.

20

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The Government Street Funds

No-Load Mutual Funds

Investment Adviser

Leavell Investment Management, Inc.

210 St. Joseph Street

Mobile, AL 36602

Administrator

Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

1-866-738-1125

Legal Counsel

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, DC 20006

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 N Water Street,

Suite 830

Milwaukee, WI 53202

Board of Trustees

Robert S. Harris, Ph.D., Chairman

John P. Ackerly, IV

George K. Jennison

Harris V. Morrissette

Elizabeth W. Robertson

Portfolio Manager

Thomas W. Leavell,

     The Government Street Equity Fund

     The Government Street Opportunities Fund

THE
JAMESTOWN
EQUITY FUND

No-Load Fund

Financial Statements

September 30, 2024

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
Richmond, Virginia

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

COMMON STOCKS — 87.1%	Shares	Value
Communications — 9.5%
Alphabet, Inc. - Class C	10,000	$1,671,900
Booking Holdings, Inc.	275	1,158,333
Meta Platforms, Inc. - Class A	4,800	2,747,712
		5,577,945
Consumer Discretionary — 7.2%
Amazon.com, Inc. (a)	11,000	2,049,630
Home Depot, Inc. (The)	1,350	547,020
Lowe’s Companies, Inc.	2,300	622,955
TJX Companies, Inc. (The)	8,700	1,022,598
		4,242,203
Consumer Staples — 6.4%
PepsiCo, Inc.	2,690	457,434
Procter & Gamble Company (The)	4,850	840,020
Target Corporation	4,300	670,198
Unilever plc - ADR	16,000	1,039,360
Walmart, Inc.	9,000	726,750
		3,733,762
Energy — 5.2%
Chevron Corporation	7,500	1,104,525
Exxon Mobil Corporation	7,170	840,467
Schlumberger Ltd.	11,545	484,313
TotalEnergies SE - ADR	9,500	613,890
		3,043,195
Financials — 10.4%
Ameriprise Financial, Inc.	2,800	1,315,468
Chubb Ltd.	1,800	519,102
Goldman Sachs Group, Inc. (The)	1,800	891,198
JPMorgan Chase & Company	7,900	1,665,794
Morgan Stanley	7,500	781,800
PNC Financial Services Group, Inc. (The)	4,800	887,280
		6,060,642
Health Care — 8.9%
Amgen, Inc.	1,300	418,873
CVS Health Corporation	8,500	534,480
Elevance Health, Inc.	1,650	858,000
Johnson & Johnson	4,000	648,240
Merck & Company, Inc.	4,000	454,240
Pfizer, Inc.	27,510	796,139
Thermo Fisher Scientific, Inc.	1,400	865,998
UnitedHealth Group, Inc.	1,107	647,241
		5,223,211

1

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 87.1% (Continued)	Shares	Value
Industrials — 9.8%
Eaton Corporation plc	2,900	$961,176
Lockheed Martin Corporation	1,753	1,024,734
Norfolk Southern Corporation	3,200	795,200
RTX Corporation	11,000	1,332,760
Trane Technologies plc	3,250	1,263,372
United Parcel Service, Inc. - Class B	2,600	354,484
		5,731,726
Real Estate — 1.7%
American Tower Corporation	4,192	974,892

Technology — 26.0%
Adobe, Inc. (a)	1,400	724,892
Apple, Inc.	13,650	3,180,450
Applied Materials, Inc.	5,650	1,141,583
Broadcom, Inc.	8,000	1,380,000
Cisco Systems, Inc.	17,750	944,655
Microsoft Corporation	6,800	2,926,040
NVIDIA Corporation	20,800	2,525,952
Oracle Corporation	9,000	1,533,600
Visa, Inc. - Class A	3,175	872,966
		15,230,138
Utilities — 2.0%
Duke Energy Corporation	10,290	1,186,437

Total Common Stocks (Cost $17,958,746)		$51,004,151

EXCHANGE-TRADED FUNDS — 10.5%	Shares	Value
Consumer Staples Select Sector SPDR Fund	7,550	$626,650
Health Care Select Sector SPDR Fund	5,965	918,729
Invesco KBW Bank ETF	12,165	712,991
iShares Expanded Tech-Software Sector ETF (a)	8,150	728,366
iShares Semiconductor ETF	4,800	1,106,832
Vanguard Information Technology ETF	3,500	2,052,820
Total Exchange-Traded Funds (Cost $2,796,852)		$6,146,388

2

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 2.5%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 4.79% (b) (Cost $1,474,750)	1,474,750	$1,474,750

Total Investments at Value — 100.1%
(Cost $22,230,348)		$58,625,289

Liabilities in Excess of Other Assets — (0.1%)		(61,175)

Net Assets — 100.0%		$58,564,114

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

3

THE JAMESTOWN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2024 (Unaudited)

ASSETS
Investments in securities:
At cost	$22,230,348
At value (Note 2)	$58,625,289
Dividends receivable	24,434
Tax reclaims receivable	2,207
Other assets	13,092
TOTAL ASSETS	58,665,022

LIABILITIES
Distributions payable	13,462
Payable for capital shares redeemed	39,839
Accrued management fees (Note 4)	36,857
Payable to administrator (Note 4)	6,000
Other accrued expenses	4,750
TOTAL LIABILITIES	100,908

NET ASSETS	$58,564,114

Net assets consist of:
Paid-in capital	$20,985,694
Accumulated earnings	37,578,420
Net assets	$58,564,114

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	1,688,852

Net asset value, offering price and redemption price per share (Note 2)	$34.68

See accompanying notes to financial statements.

4

THE JAMESTOWN EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$497,048
Foreign withholding taxes on dividends	(1,018)
TOTAL INVESTMENT INCOME	496,030

EXPENSES
Management fees (Note 4)	180,962
Administration fees (Note 4)	30,658
Trustees’ fees and expenses (Note 4)	11,919
Audit and tax services fees	8,682
Registration and filing fees	7,333
Compliance service fees (Note 4)	6,000
Legal fees	5,095
Shareholder reporting expense	3,564
Custodian and bank service fees	3,435
Shareholder servicing fees (Note 4)	3,294
Postage and supplies	2,642
Insurance expense	731
Other expenses	3,615
TOTAL EXPENSES	267,930
Fees voluntarily waived by the Adviser (Note 4)	(3,221)
NET EXPENSES	264,709

NET INVESTMENT INCOME	231,321

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	1,237,285
Net change in unrealized appreciation (depreciation) on investments	4,559,821
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	5,797,106

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,028,427

See accompanying notes to financial statements.

5

THE JAMESTOWN EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended Sept. 30, 2024 (Unaudited)	Year Ended March 31, 2024
FROM OPERATIONS
Net investment income	$231,321	$451,327
Net realized gains on investment transactions	1,237,285	2,103,408
Net change in unrealized appreciation (depreciation) on investments	4,559,821	10,229,082
Net increase in net assets resulting from operations	6,028,427	12,783,817

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,031,375)	(1,789,251)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	950,448	205,533
Net asset value of shares issued in reinvestment of distributions to shareholders	1,979,515	1,752,769
Payments for shares redeemed	(2,212,239)	(2,182,163)
Net increase (decrease) in net assets from capital share transactions	717,724	(223,861)

TOTAL INCREASE IN NET ASSETS	4,714,776	10,770,705

NET ASSETS
Beginning of period	53,849,338	43,078,633
End of period	$58,564,114	$53,849,338

CAPITAL SHARE ACTIVITY
Shares sold	28,609	7,226
Shares reinvested	60,130	63,645
Shares redeemed	(66,903)	(78,161)
Net increase (decrease) in shares outstanding	21,836	(7,290)
Shares outstanding, beginning of period	1,667,016	1,674,306
Shares outstanding, end of period	1,688,852	1,667,016

See accompanying notes to financial statements.

6

THE JAMESTOWN EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2024		Years Ended March 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$32.30		$25.73	$31.43	$28.96	$19.08	$21.79

Income (loss) from investment operations:
Net investment income (a)	0.14		0.27	0.28	0.16	0.17	0.22
Net realized and unrealized gains (losses) on investments	3.45		7.37	(2.38)	3.57	11.05	(1.35)
Total from investment operations	3.59		7.64	(2.10)	3.73	11.22	(1.13)

Less distributions from:
Net investment income	(0.14)		(0.27)	(0.28)	(0.16)	(0.18)	(0.22)
Net realized gains	(1.07)		(0.80)	(3.32)	(1.10)	(1.16)	(1.36)
Total distributions	(1.21)		(1.07)	(3.60)	(1.26)	(1.34)	(1.58)

Net asset value at end of period	$34.68		$32.30	$25.73	$31.43	$28.96	$19.08

Total return (b)	11.30	%(c)	30.48%	(5.89%)	12.91%	60.23%	(6.17%)

Net assets at end of period (000’s)	$58,564		$53,849	$43,078	$50,191	$47,399	$31,062

Ratio of total expenses to average net assets (d)	0.96	%(e)	1.01%	1.04%	0.96%	1.05%	1.08%

Ratio of net expenses to average net assets (d)(f)	0.95	%(e)	0.95%	0.95%	0.95%	0.95%	0.95%

Ratio of net investment income to average net assets (a)(d)(f)	0.83	%(e)	0.96%	1.08%	0.51%	0.70%	0.96%

Portfolio turnover rate	3	%(c)	9%	6%	8%	10%	18%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests. Ratios were also determined based on net expenses after expense reimbursements through a previously directed brokerage arrangement for the year ended March 31, 2020.
(e)	Annualized.
(f)	Ratio was determined after voluntary management fee waivers by the Adviser and reimbursed expenses (Note 4).

See accompanying notes to financial statements.

7

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited)

1. Organization

The Jamestown Equity Fund (the “Fund”) is a diversified, no-load series of Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The investment objective of the Fund is long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update — Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) — Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation — All investments in securities are recorded at their estimated fair value. The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and ETFs, are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by Lowe, Brockenbrough & Company, Inc., d/b/a Brockenbrough (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of

8

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of September 30, 2024, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$51,004,151	$—	$—	$51,004,151
Exchange-Traded Funds	6,146,388	—	—	6,146,388
Money Market Funds	1,474,750	—	—	1,474,750
Total	$58,625,289	$—	$—	$58,625,289

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the six months ended September 30, 2024.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends received by the Fund, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are

9

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended September 30, 2024 and March 31, 2024 was as follows:

Periods	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions*
9/30/2024	$231,818	$1,799,557	$2,031,375
3/31/2024	$463,284	$1,326,954	$1,790,238

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to distributions payable amounts.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

10

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of accumulated earnings at September 30, 2024 was as follows:

Tax cost of investments	$22,283,296
Gross unrealized appreciation	$36,502,470
Gross unrealized depreciation	(160,477)
Net unrealized appreciation	36,341,993
Accumulated ordinary income	12,680
Other gains	1,237,209
Distributions payable	(13,462)
Accumulated earnings	$37,578,420

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally three years) of the Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended September 30 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30 2024.

Purchase of investment securities	$1,557,168
Proceeds from sales of investment securities	$1,934,007

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at annual rates of 0.65% of its average daily net assets up to $500 million and 0.55% of such assets in excess of $500 million. Certain officers of the Trust are also officers of the Adviser.

11

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

During the six months ended September 30 2024, the Adviser voluntarily limited the total annual operating expenses of the Fund to 0.95% of average daily net assets; accordingly, the Adviser voluntarily waived $3,221 of its management fees during the six months ended September 30, 2024. This amount is not subject to recapture in future periods.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Effective July 1, 2024, under terms of the Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS)” provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus. Prior to July 1, 2024, Ultimus provided the Chief Compliance Officer and Anti-Money Laundering Officer and compliance services to the Fund.

SHAREHOLDER SERVICING PLAN

The Fund has adopted a Shareholder Servicing Plan (the “Plan”), which allows the Fund to make payments to financial organizations (including payments directly to the Adviser and the distributor) for providing account administration and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of the Fund’s average daily net assets. During the six months ended September 30, 2024, the Fund incurred fees of $3,294 under the Plan.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus will receive from the Trust an annual retainer of $41,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each series of the Trust paid its share of such fees.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect

12

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

a particular sector and companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of September 30, 2024, the Fund had 32.6% of the value of its net assets invested in common stocks and ETFs within the Technology sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

13

THE JAMESTOWN EQUITY FUND

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1126, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-738-1126, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-866-738-1126. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov and on the Fund’s website www.jamestownfunds.com.

14

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THE JAMESTOWN EQUITY FUND www.jamestownfunds.com

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
d/b/a Brockenbrough
1802 Bayberry Court
Suite 400
Richmond, Virginia 23226

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
(Toll-Free) 1-866-738-1126

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street
Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

Board of Trustees
John P. Ackerly, IV
George K. Jennison
Robert S. Harris, Ph.D.
Harris V. Morrissette
Elizabeth W. Robertson

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant’s Governance, Nominating, Compensation and QLCC Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ David K. James
David James, Secretary

Date	November 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President & Principal Executive Officer
(The Government Street Equity Fund, The Government Street Opportunities Fund)

Date	November 26, 2024

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President & Principal Executive Officer
(The Jamestown Equity Fund)

Date	November 26, 2024

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President & Principal Executive Officer
(The Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund, the Davenport Balanced Income Fund and the Davenport Insider Buying Fund)

Date	November 26, 2024

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	November 26, 2024

*	Print the name and title of each signing officer under his or her signature.